UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4085

Fidelity Income Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® GNMA Fund

April 30, 2011

1.800337.107

MOG-QTLY-0611

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 1.2%
	Principal Amount (000s)	Value (000s)
Other Government Related - 1.2%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.608% 12/7/20 (NCUA Guaranteed) (c)	$ 17,795	$ 17,830
Series 2010-R2 Class 1A, 0.6099% 11/6/17 (NCUA Guaranteed) (c)	36,741	36,753
Series 2011-R1 Class 1A, 0.709% 1/8/20 (NCUA Guaranteed) (c)	25,185	25,216
Series 2011-R4 Class 1A, 0.6262% 3/6/20 (NCUA Guaranteed) (c)	17,485	17,491
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $97,206)		97,290
U.S. Government Agency - Mortgage Securities - 100.3%

Fannie Mae - 4.0%
2.01% 2/1/33 (c)	168	173
2.059% 3/1/35 (c)	159	165
2.065% 7/1/35 (c)	75	78
2.108% 9/1/33 (c)	1,534	1,583
2.119% 10/1/33 (c)	80	83
2.14% 12/1/34 (c)	182	188
2.284% 3/1/35 (c)	31	32
2.465% 7/1/36 (c)	429	449
2.532% 7/1/34 (c)	92	96
2.534% 1/1/35 (c)	806	840
2.553% 10/1/33 (c)	160	169
2.563% 3/1/33 (c)	403	421
2.566% 2/1/34 (c)	55	57
2.628% 11/1/36 (c)	784	823
2.743% 8/1/35 (c)	1,000	1,046
2.772% 7/1/34 (c)	1,494	1,580
2.855% 5/1/35 (c)	1,246	1,305
2.883% 6/1/47 (c)	452	473
3.12% 8/1/35 (c)	2,041	2,172
3.5% 11/1/25 to 4/1/26	92,999	94,289
3.851% 7/1/40 (c)	11,689	12,223
3.869% 4/1/40 (c)	16,784	17,672
3.979% 1/1/40 (c)	20,904	22,003
3.985% 4/1/40 (c)	17,161	18,111
4% 4/1/24 to 10/1/25	2,869	2,988
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.003% 1/1/40 (c)	$ 10,734	$ 11,308
4.013% 2/1/40 (c)	21,956	23,101
4.103% 1/1/40 (c)	15,951	16,776
4.23% 9/1/39 (c)	15,139	15,949
4.294% 9/1/34 (c)	973	1,027
4.5% 6/1/24	3,390	3,583
4.5% 5/1/26 (a)	11,000	11,611
5% 6/1/20	35,454	37,998
5.5% 12/1/16 to 3/1/20	4,940	5,362
5.765% 3/1/36 (c)	1,062	1,132
6.5% 10/1/17	186	205
7% 11/1/16 to 3/1/17	993	1,092
7.5% 8/1/11 to 4/1/17	367	397
8.5% 12/1/27	142	164
9.5% 9/1/30	15	19
10.25% 10/1/18	5	6
11.5% 11/1/14 to 7/1/15	8	9
12.5% 10/1/15 to 7/1/16	18	20
13.25% 9/1/11	1	1
		308,779
Freddie Mac - 1.0%
2.075% 3/1/37 (c)	101	104
2.137% 12/1/35 (c)	709	733
2.394% 6/1/33 (c)	918	958
2.482% 11/1/35 (c)	891	930
2.504% 12/1/35 (c)	6,669	6,997
2.512% 10/1/35 (c)	1,010	1,055
2.635% 7/1/35 (c)	958	999
2.641% 6/1/33 (c)	2,701	2,839
2.72% 3/1/35 (c)	3,867	4,085
2.745% 10/1/36 (c)	1,101	1,151
2.786% 1/1/35 (c)	2,485	2,612
2.885% 6/1/33 (c)	2,493	2,628
2.942% 3/1/33 (c)	29	31
3.055% 5/1/37 (c)	254	267
3.086% 8/1/34 (c)	371	390
3.92% 5/1/40 (c)	16,286	17,056
4.021% 12/1/39 (c)	15,544	16,319
4.105% 12/1/39 (c)	10,078	10,613
5.5% 11/1/17 to 1/1/25	5,467	5,921
5.578% 4/1/36 (c)	1,170	1,232
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
8.5% 5/1/17 to 6/1/25	$ 31	$ 35
9% 7/1/18 to 3/1/20	11	12
9.5% 7/1/30	62	75
10% 4/1/15 to 7/1/19	91	103
10.25% 11/1/16	4	5
12% 2/1/13 to 6/1/15	17	18
12.5% 1/1/13 to 5/1/15	15	17
13% 5/1/14 to 11/1/14	3	3
13.5% 9/1/14 to 12/1/14	2	2
		77,190
Ginnie Mae - 95.3%
3.5% 3/20/34 to 3/15/41	323,082	312,892
4% 1/15/25 to 3/20/41	378,999	387,402
4.5% 6/20/33 to 3/20/41	1,452,972	1,521,670
4.5% 2/1/41 (a)	36,000	37,722
4.5% 5/1/41 (a)	195,000	203,885
4.5% 5/1/41 (a)(b)	131,000	136,969
4.5% 5/1/41 (a)	240,000	250,936
4.5% 5/1/41 (a)(b)	88,000	92,010
4.5% 5/1/41 (a)	286,000	298,317
4.5% 5/1/41 (a)	125,000	130,383
4.5% 5/1/41 (a)	45,000	46,938
5% 8/15/18 to 9/20/40	1,541,070	1,657,016
5% 5/1/41 (a)	94,000	100,710
5% 5/1/41 (a)	37,000	39,641
5% 5/1/41 (a)	26,000	27,856
5% 5/1/41 (a)	65,000	69,620
5.251% 6/20/60 (f)	47,177	51,704
5.35% 4/20/29 to 12/20/30	31,175	34,057
5.391% 11/20/59 (f)	70,214	76,989
5.5% 12/20/18 to 7/20/40	913,563	998,547
6% 8/15/17 to 5/15/39	543,457	602,394
6.45% 10/15/31 to 11/15/32	1,222	1,379
6.5% 5/20/28 to 12/20/39	181,856	204,366
7% 10/20/16 to 9/20/34	58,139	66,617
7.25% 9/15/27	116	133
7.395% 6/20/25 to 11/20/27	1,220	1,404
7.5% 5/15/17 to 9/20/32	23,742	27,219
8% 8/15/18 to 7/15/32	6,342	7,289
8.5% 5/15/16 to 2/15/31	1,567	1,755
9% 5/15/14 to 5/15/30	805	923
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
9.5% 12/20/15 to 4/20/17	$ 250	$ 279
10.5% 1/15/14 to 10/15/18	297	339
13% 4/15/13 to 1/15/15	29	33
13.5% 1/15/15	3	3
		7,389,397
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $7,572,179)		7,775,366
Collateralized Mortgage Obligations - 9.1%

U.S. Government Agency - 9.1%
Fannie Mae:
sequential payer Series 2010-50 Class FA, 0.5626% 1/25/24 (c)	6,165	6,203
Series 2003-39 Class IA, 5.5% 10/25/22 (c)(d)	1,344	113
target amortization class Series G94-2 Class D, 6.45% 1/25/24	861	887
Fannie Mae Stripped Mortgage-Backed Securities:
Series 331 Class 12, 6.5% 2/1/33 (d)	1,311	294
Series 339 Class 5, 5.5% 8/1/33 (d)	2,007	391
Series 343 Class 16, 5.5% 5/1/34 (d)	1,549	305
Fannie Mae subordinate REMIC pass-thru certificates floater Series 2008-76 Class EF, 0.7126% 9/25/23 (c)	7,899	7,904
Freddie Mac Multi-class participation certificates guaranteed:
floater Series 2861 Class JF, 0.5188% 4/15/17 (c)	226	227
planned amortization class:
Series 2220 Class PD, 8% 3/15/30	1,995	2,310
Series 40 Class K, 6.5% 8/17/24	878	996
sequential payer:
Series 2204 Class N, 7.5% 12/20/29	4,122	4,771
Series 2601 Class TI, 5.5% 10/15/22 (d)	4,912	461
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities sequential payer Series 2002-71 Class Z, 5.5% 10/20/32	28,940	31,637
Ginnie Mae guaranteed REMIC pass-thru securities:
floater:
Series 2001-22 Class FM, 0.5638% 5/20/31 (c)	386	388
Series 2002-41 Class HF, 0.6159% 6/16/32 (c)	436	438
Series 2010-H03 Class FA, 0.763% 3/20/60 (c)(f)	23,491	23,468
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru securities: - continued
floater:
Series 2010-H17 Class FA, 0.543% 7/20/60 (c)(f)	$ 19,460	$ 19,263
Series 2010-H18 Class AF, 0.56% 9/1/60 (c)(f)	20,194	20,018
Series 2010-H19 Class FG, 0.513% 8/20/60 (c)(f)	25,916	25,579
Series 2011-H05 Class FA, 0.713% 12/20/60 (c)(f)	11,113	11,072
Series 2011-H07 Class FA, 0.713% 2/20/61 (c)(f)	5,603	5,603
planned amortization class:
Series 1993-13 Class PD, 6% 5/20/29	9,178	10,182
Series 1994-4 Class KQ, 7.9875% 7/16/24	593	678
Series 2000-26 Class PK, 7.5% 9/20/30	1,650	1,892
Series 2002-50 Class PE, 6% 7/20/32	11,557	12,802
Series 2003-54 Class UE, 5% 6/20/33	20,000	21,181
Series 2003-70 Class LE, 5% 7/20/32	44,000	46,952
Series 2004-19:
Class DJ, 4.5% 3/20/34	448	456
Class DP, 5.5% 3/20/34	3,895	4,203
Series 2004-64 Class KE, 5.5% 12/20/33	22,978	24,711
Series 2005-17 Class IA, 5.5% 8/20/33 (d)	1,753	81
Series 2005-24 Class TC, 5.5% 3/20/35	5,403	5,770
Series 2005-54 Class BM, 5% 7/20/35	9,658	10,341
Series 2005-57 Class PB, 5.5% 7/20/35	5,673	6,253
Series 2006-50 Class JC, 5% 6/20/36	11,780	12,631
Series 2008-28 Class PC, 5.5% 4/20/34	18,652	20,561
sequential payer:
Series 1995-4 Class CQ, 8% 6/20/25	443	519
Series 1998-23 Class ZB, 6.5% 6/20/28	6,790	7,674
Series 2001-40 Class Z, 6% 8/20/31	4,276	4,713
Series 2001-49 Class Z, 7% 10/16/31	1,916	2,197
Series 2002-18 Class ZB, 6% 3/20/32	4,336	4,785
Series 2002-29:
Class SK, 8.25% 5/20/32 (c)(e)	205	225
Class Z, 6.5% 5/16/32	5,956	6,777
Series 2002-33 Class ZJ, 6.5% 5/20/32	3,553	4,034
Series 2002-42 Class ZA, 6% 6/20/32	2,753	3,032
Series 2002-43 Class Z, 6.5% 6/20/32	6,641	7,504
Series 2002-45 Class Z, 6% 6/20/32	1,571	1,749
Series 2002-49 Class ZA, 6.5% 7/20/32	22,974	26,050
Series 2003-75 Class ZA, 5.5% 9/20/33	10,712	11,616
Series 2004-46 Class BZ, 6% 6/20/34	12,778	14,101
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru securities: - continued
sequential payer:
Series 2004-65 Class VE, 5.5% 7/20/15	$ 2,726	$ 2,942
Series 2004-86 Class G, 6% 10/20/34	6,273	6,952
Series 2005-28 Class AJ, 5.5% 4/20/35	25,364	27,948
Series 2005-47 Class ZY, 6% 6/20/35	5,671	6,535
Series 2005-6 Class EX, 5.5% 11/20/34	1,001	1,131
Series 2005-82 Class JV, 5% 6/20/35	3,500	3,660
Series 1995-6 Class Z, 7% 9/20/25	1,294	1,478
Series 2003-92 Class SN, 6.2142% 10/16/33 (c)(d)(e)	15,455	2,206
Series 2004-32 Class GS, 6.2842% 5/16/34 (c)(d)(e)	1,577	247
Series 2004-79 Class FA, 0.513% 1/20/31 (c)	4,617	4,621
Series 2005-6 Class EY, 5.5% 11/20/33	1,016	1,132
Series 2006-13 Class DS, 10.7806% 3/20/36 (c)(e)	27,813	31,016
Series 2007-35 Class SC, 38.9049% 6/16/37 (c)(e)	8,257	14,536
Series 2008-88 Class BZ, 5.5% 5/20/33	51,084	56,820
Series 2010-H010 Class FA, 0.543% 5/20/60 (c)(f)	16,032	15,824
Series 2011-52, 4.25% 2/16/41	88,485	93,283
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $664,291)		706,329
Commercial Mortgage Securities - 0.1%

Fannie Mae subordinate REMIC pass-thru certificates:
Series 1998-M3 Class IB, 0.9788% 1/17/38 (c)(d)	4,750	81
Series 1998-M4 Class N, 1.0404% 2/25/35 (c)(d)	27	0*
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities:
sequential payer Series 2001-58 Class X, 0.7394% 9/16/41 (c)(d)	52,078	749
Series 2001-12 Class X, 0.643% 7/16/40 (c)(d)	23,376	415
Ginnie Mae guaranteed REMIC pass-thru securities:
sequential payer Series 2002-81 Class IO, 1.3445% 9/16/42 (c)(d)	54,717	1,166
Series 2002-62 Class IO, 1.2213% 8/16/42 (c)(d)	48,375	1,467
Series 2002-85 Class X, 1.4211% 3/16/42 (c)(d)	21,955	1,132
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $17,660)		5,010
Cash Equivalents - 7.5%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.06%, dated 4/29/11 due 5/2/11 (Collateralized by U.S. Government Obligations) # (Cost $578,690)	$ 578,693	$ 578,690
TOTAL INVESTMENT PORTFOLIO - 118.2% (Cost $8,930,026)		9,162,685
NET OTHER ASSETS (LIABILITIES) - (18.2)%		(1,412,608)
NET ASSETS - 100%		$ 7,750,077
Swap Agreements
	Expiration Date	Notional Amount (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 1.4% with JPMorgan Chase, Inc.	Oct. 2015	$ 85,000	$ 1,879
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) A portion of the security is subject to a forward commitment to sell.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(d) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(e) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(f) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

* Amount represents less than $1,000.

Quarterly Report

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$578,690,000 due 5/02/11 at 0.06%
BNP Paribas Securities Corp.	$ 32,413
Bank of America NA	147,914
Barclays Capital, Inc.	31,922
Citigroup Global Markets, Inc.	19,644
HSBC Securities (USA), Inc.	29,467
ING Financial Markets LLC	27,502
J.P. Morgan Securities, Inc.	8,919
Merrill Lynch Government Securities, Inc.	1,964
Merrill Lynch, Pierce, Fenner & Smith, Inc.	45,177
Mizuho Securities USA, Inc.	88,400
RBC Capital Markets Corp.	4,911
RBS Securities, Inc.	19,644
Societe Generale	39,289
UBS Securities LLC	19,644
Wells Fargo Securities LLC	61,880
$ 578,690
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2011, the cost of investment securities for income tax purposes was $8,930,359,000. Net unrealized appreciation aggregated $232,326,000, of which $252,953,000 related to appreciated investment securities and $20,627,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Government Income Fund

April 30, 2011

1.800338.107

GOV-QTLY-0611

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 62.2%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 8.3%
Fannie Mae:
0.375% 12/28/12	$ 50,670	$ 50,552
0.75% 12/18/13	7,805	7,744
4.75% 11/19/12	2,000	2,130
Federal Home Loan Bank:
0.875% 8/22/12	8,580	8,629
1.875% 6/21/13	97,650	99,972
Freddie Mac:
1.375% 2/25/14	17,725	17,867
2.5% 1/7/14	19,245	19,999
4.125% 12/21/12	5,375	5,685
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	55,500	63,571
6.8% 2/15/12	8,268	8,500
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates 6.77% 11/15/13	2,813	2,982
Private Export Funding Corp. secured:
4.974% 8/15/13	22,940	25,069
5.66% 9/15/11 (c)	18,000	18,344
5.685% 5/15/12	24,035	25,363
Small Business Administration guaranteed development participation certificates:
Series 2002-20J Class 1, 4.75% 10/1/22	3,859	4,086
Series 2002-20K Class 1, 5.08% 11/1/22	8,806	9,410
Series 2003-P10B, Class 1 5.136% 8/10/13	2,883	3,049
Series 2004-20H Class 1, 5.17% 8/1/24	2,445	2,620
Tennessee Valley Authority:
3.875% 2/15/21	33,790	34,359
5.25% 9/15/39	12,000	12,746
5.375% 4/1/56	8,429	9,081
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		431,758
U.S. Treasury Inflation Protected Obligations - 0.6%
U.S. Treasury Inflation-Indexed Bonds 2.125 2/15/41	29,881	32,664
U.S. Treasury Obligations - 46.8%
U.S. Treasury Bonds:
4.375% 2/15/38	14,154	14,176
4.75% 2/15/41	93,949	99,469
5% 5/15/37 (g)	55,700	61,549
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Bonds: - continued
5.25% 2/15/29	$ 69,950	$ 80,158
6.125% 11/15/27	37,365	46,911
6.125% 8/15/29	2,877	3,631
6.25% 8/15/23	23,100	29,034
7.25% 5/15/16	51,167	64,219
7.5% 11/15/16	50,574	64,750
8% 11/15/21	14,605	20,593
9.875% 11/15/15	10,285	13,972
U.S. Treasury Notes:
0.625% 4/30/13	357,667	357,780
0.75% 3/31/13	17,138	17,196
1% 4/30/12	602	606
1.25% 4/15/14 (b)	313,107	315,382
1.25% 8/31/15	500	491
1.25% 10/31/15	29,580	28,935
1.375% 11/15/12	19,743	20,032
1.75% 4/15/13	10	10
1.75% 7/31/15	28,800	28,944
1.875% 8/31/17	47,000	45,326
1.875% 9/30/17	87,400	84,095
2% 4/30/16	230,855	231,197
2.125% 5/31/15	18,669	19,095
2.375% 8/31/14	20,000	20,773
2.375% 9/30/14	13,017	13,519
2.375% 10/31/14	77,497	80,433
2.5% 6/30/17	10,000	10,050
2.625% 7/31/14	83,808	87,769
2.625% 4/30/16	30,591	31,557
2.625% 4/30/18	67,643	67,474
2.625% 8/15/20	42,940	40,857
2.625% 11/15/20	2,949	2,792
2.75% 11/30/16	18,530	19,067
2.75% 2/15/19	13,700	13,584
3% 9/30/16	68,254	71,309
3.125% 10/31/16	39,088	41,033
3.125% 1/31/17	60,773	63,622
3.5% 5/15/20	44,137	45,334
3.625% 8/15/19	33,225	34,832
3.625% 2/15/21	70,720	72,698
4% 2/15/15	12,619	13,835
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
4.25% 11/15/17	$ 27,475	$ 30,375
4.5% 5/15/17	24,685	27,682
4.75% 8/15/17	12,983	14,749
TOTAL U.S. TREASURY OBLIGATIONS		2,450,895
Other Government Related - 6.5%
Bank of America Corp.:
2.1% 4/30/12 (FDIC Guaranteed) (d)	6,060	6,167
3.125% 6/15/12 (FDIC Guaranteed) (d)	3,719	3,835
Citibank NA:
1.875% 5/7/12 (FDIC Guaranteed) (d)	87,150	88,530
1.875% 6/4/12 (FDIC Guaranteed) (d)	33,000	33,536
Citigroup Funding, Inc.:
1.875% 10/22/12 (FDIC Guaranteed) (d)	40,500	41,311
1.875% 11/15/12 (FDIC Guaranteed) (d)	18,920	19,316
2% 3/30/12 (FDIC Guaranteed) (d)	16,000	16,257
2.125% 7/12/12 (FDIC Guaranteed) (d)	8,784	8,971
General Electric Capital Corp.:
2% 9/28/12 (FDIC Guaranteed) (d)	11,000	11,242
2.625% 12/28/12 (FDIC Guaranteed) (d)	16,154	16,707
3% 12/9/11 (FDIC Guaranteed) (d)	4,720	4,799
GMAC, Inc. 1.75% 10/30/12 (FDIC Guaranteed) (d)	51,106	52,104
Goldman Sachs Group, Inc. 3.25% 6/15/12 (FDIC Guaranteed) (d)	3,714	3,834
JPMorgan Chase & Co.:
2.2% 6/15/12 (FDIC Guaranteed) (d)	9,200	9,388
3.125% 12/1/11 (FDIC Guaranteed) (d)	790	803
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.608% 12/7/20 (NCUA Guaranteed) (h)	12,635	12,660
Series 2011-R4 Class 1A, 0.6262% 3/6/20 (NCUA Guaranteed) (h)	11,967	11,970
TOTAL OTHER GOVERNMENT RELATED		341,430
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,194,618)		3,256,747
U.S. Government Agency - Mortgage Securities - 32.3%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 18.2%
2.01% 2/1/33 (h)	$ 324	$ 334
2.015% 10/1/33 (h)	305	314
2.059% 3/1/35 (h)	283	293
2.065% 7/1/35 (h)	140	145
2.119% 10/1/33 (h)	150	155
2.14% 12/1/34 (h)	372	383
2.277% 11/1/33 (h)	827	861
2.284% 3/1/35 (h)	59	61
2.419% 2/1/34 (h)	2,479	2,594
2.503% 2/1/36 (h)	701	737
2.532% 7/1/34 (h)	175	182
2.544% 7/1/35 (h)	603	633
2.553% 10/1/33 (h)	264	278
2.566% 2/1/34 (h)	111	117
2.573% 3/1/35 (h)	181	190
2.59% 6/1/36 (h)	259	271
2.628% 11/1/36 (h)	214	225
2.642% 7/1/35 (h)	2,252	2,374
3.473% 3/1/40 (h)	12,073	12,714
3.5% 12/1/25 to 5/1/41	182,433	176,650
3.658% 3/1/40 (h)	6,972	7,333
3.691% 5/1/40 (h)	6,610	6,957
3.698% 5/1/40 (h)	7,876	8,307
3.74% 1/1/40 (h)	6,341	6,699
3.79% 6/1/40 (h)	6,949	7,365
3.851% 7/1/40 (h)	4,165	4,355
3.869% 4/1/40 (h)	8,097	8,525
3.972% 11/1/39 (h)	5,973	6,326
3.979% 1/1/40 (h)	7,448	7,840
3.985% 4/1/40 (h)	8,208	8,663
4% 9/1/13 to 11/1/40	81,537	81,849
4.003% 1/1/40 (h)	3,825	4,029
4.013% 2/1/40 (h)	7,823	8,231
4.103% 1/1/40 (h)	5,684	5,977
4.23% 9/1/39 (h)	5,394	5,683
4.34% 8/1/36 (h)	2,670	2,842
4.5% 6/1/25 to 4/1/41	130,926	134,943
4.5% 5/1/26 (e)	1,000	1,056
5% 6/1/14 to 9/1/40	130,796	138,798
5% 5/1/41 (e)	35,000	36,946
5% 5/1/41 (e)	8,000	8,445
5.5% 10/1/20 to 3/1/39	103,126	111,524
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.5% 5/1/41 (e)(f)	$ 18,000	$ 19,379
5.5% 5/1/41 (e)(f)	51,000	54,908
5.765% 3/1/36 (h)	2,277	2,428
5.835% 5/1/36 (h)	563	591
5.963% 3/1/37 (h)	595	636
6% 3/1/17 to 9/1/39	45,908	50,193
6.5% 2/1/12 to 4/1/37	8,958	9,864
7% 7/1/13 to 7/1/32	2,705	3,087
7.5% 7/1/11 to 4/1/29	18	20
8.5% 1/1/15 to 7/1/31	243	268
9% 5/1/14	157	163
9.5% 4/1/16 to 10/1/20	289	336
11.25% 5/1/14	2	2
11.5% 6/15/19 to 1/15/21	325	355
12.5% 8/1/15 to 3/1/16	1	1
		954,435
Freddie Mac - 8.9%
1.998% 3/1/35 (h)	1,068	1,098
2.18% 5/1/37 (h)	629	651
2.489% 1/1/36 (h)	2,072	2,179
2.615% 6/1/35 (h)	770	811
2.658% 2/1/36 (h)	131	138
2.942% 3/1/33 (h)	58	61
3.021% 7/1/35 (h)	1,881	1,996
3.329% 10/1/35 (h)	359	382
3.804% 4/1/40 (h)	6,620	6,940
3.92% 5/1/40 (h)	5,803	6,077
3.985% 3/1/40 (h)	6,805	7,177
4% 7/1/39 to 3/1/41	13,878	13,823
4.021% 12/1/39 (h)	5,539	5,815
4.105% 12/1/39 (h)	3,591	3,782
4.5% 7/1/25 to 4/1/41	76,603	78,876
5% 3/1/33 to 4/1/41	48,371	51,095
5% 11/1/37	286	303
5% 5/1/41 (e)	21,000	22,137
5.138% 4/1/35 (h)	291	309
5.5% 8/1/16 to 5/1/40	149,858	161,960
5.5% 4/1/41 (e)	10,000	10,764
5.5% 5/1/41 (e)(f)	13,000	13,974
5.5% 5/1/41 (e)(f)	14,000	15,049
5.5% 5/1/41 (e)(f)	18,000	19,348
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
6% 7/1/16 to 7/1/37	$ 13,035	$ 14,243
6.147% 7/1/36 (h)	830	869
6.5% 1/1/13 to 3/1/36	20,633	22,714
7.5% 5/1/11 to 7/1/16	674	730
8.5% 5/1/17 to 9/1/29	121	139
9% 9/1/14 to 10/1/20	21	23
9.5% 5/1/17 to 8/1/21	137	156
9.75% 8/1/14	93	102
10% 11/15/18 to 8/1/21	8	10
11% 5/1/14	27	29
12% 3/1/15	1	1
12.5% 2/1/14 to 6/1/19	5	5
13% 6/1/14 to 6/1/15	2	2
		463,768
Ginnie Mae - 5.2%
4% 1/15/25 to 1/20/41	41,705	43,596
4.5% 8/15/39 to 3/15/41	64,582	67,682
4.5% 5/1/41 (e)	4,500	4,705
5% 9/20/33 to 4/15/40	49,590	53,431
5% 5/1/41 (e)	4,300	4,607
5% 5/1/41 (e)	2,000	2,143
5.492% 4/20/60 (k)	23,034	25,447
5.493% 11/20/59 (k)	28,154	30,971
5.5% 12/15/38 to 3/15/39	550	600
5.513% 2/20/60 (k)	25,016	27,652
6% 11/20/31 to 11/20/33	10,553	11,703
6.5% 3/20/31 to 10/15/35	1,289	1,461
7% 10/15/26 to 8/15/32	72	83
7.5% 3/15/28 to 8/15/29	65	75
8% 7/15/19 to 12/15/23	773	883
8.5% 1/15/25	1	1
9.5% 2/15/25	1	1
10.5% 4/15/14 to 1/20/18	50	59
		275,100
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,662,030)		1,693,303
Collateralized Mortgage Obligations - 9.4%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - 9.4%
Fannie Mae:
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	$ 745	$ 831
Series 1993-207 Class H, 6.5% 11/25/23	10,835	12,205
Series 1993-240 Class PD, 6.25% 12/25/13	1,181	1,234
Series 1994-23 Class PZ, 6% 2/25/24	12,586	14,553
Series 1996-28 Class PK, 6.5% 7/25/25	2,103	2,345
Series 2003-28 Class KG, 5.5% 4/25/23	4,940	5,380
Series 2006-45 Class OP, 6/25/36 (j)	4,010	3,437
Series 2006-62 Class KP, 4/25/36 (j)	8,754	7,149
Series 2010-118 Class PB, 4.5% 10/25/40	7,053	7,025
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	1,551	1,772
Series 2007-113 Class DB, 4.5% 12/25/22	12,440	13,447
Series 2007-115 Class BE, 4.5% 12/25/22	15,400	16,747
Series 2007-113 Class JD, 4.5% 12/25/22	12,766	13,540
Series 2010-114 Class CI, 5% 4/25/18 (i)	18,322	1,941
Series 2010-37 Class GI, 5% 4/25/25 (i)	3,482	352
Series 2010-97 Class CI, 4.5% 8/25/25 (i)	15,636	1,724
Fannie Mae Stripped Mortgage-Backed Securities:
sequential payer Series 377 Class 1, 10/1/36 (j)	11,107	9,246
Series 384 Class 6, 5% 7/25/37 (i)	12,579	2,377
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2001-38 Class QF, 1.1926% 8/25/31 (h)	368	376
Series 2002-49 Class FB, 0.8159% 11/18/31 (h)	489	492
Series 2002-60 Class FV, 1.2126% 4/25/32 (h)	204	209
Series 2002-75 Class FA, 1.2126% 11/25/32 (h)	419	428
Series 2008-76 Class EF, 0.7126% 9/25/23 (h)	5,831	5,834
planned amortization class:
Series 2003-113 Class PE, 4% 11/25/18	7,545	7,979
Series 2004-21 Class QE, 4.5% 11/25/32	1,500	1,587
Series 2005-102 Class CO, 11/25/35 (j)	3,967	3,519
Series 2005-81 Class PC, 5.5% 9/25/35	2,150	2,348
Series 2006-12 Class BO, 10/25/35 (j)	17,718	15,938
Series 2006-37 Class OW, 5/25/36 (j)	4,426	3,654
sequential payer:
Series 1999-25 Class Z, 6% 6/25/29	3,187	3,534
Series 2001-20 Class Z, 6% 5/25/31	10,020	11,051
Series 2001-46 Class ZG, 6% 9/25/31	3,617	3,991
Series 2002-79 Class Z, 5.5% 11/25/22	7,438	8,088
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
sequential payer:
Series 2005-117, Class JN, 4.5% 1/25/36	$ 645	$ 646
Series 2006-72 Class CY, 6% 8/25/26	10,215	11,427
Series 2009-85 Class IB, 4.5% 8/25/24 (i)	3,920	477
Series 2009-93 Class IC, 4.5% 9/25/24 (i)	7,699	910
Series 2010-139 Class NI, 4.5% 2/25/40 (i)	12,641	2,454
Freddie Mac:
planned amortization class Series 2115 Class PE, 6% 1/15/14	226	237
sequential payer Series 2114 Class ZM, 6% 1/15/29	1,145	1,261
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1.15% 2/15/24 (h)	1,017	1,042
planned amortization class Series 1681 Class PJ, 7% 12/15/23	181	181
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2530 Class FE, 0.8188% 2/15/32 (h)	269	271
Series 2630 Class FL, 0.7188% 6/15/18 (h)	480	485
Series 3008 Class SM, 0% 7/15/35 (h)	127	123
planned amortization class:
Series 1141 Class G, 9% 9/15/21	202	229
Series 2006-15 Class OP, 3/25/36 (j)	5,322	4,347
Series 2356 Class GD, 6% 9/15/16	219	236
Series 2376 Class JE, 5.5% 11/15/16	1,510	1,625
Series 2381 Class OG, 5.5% 11/15/16	996	1,065
Series 2628 Class OE, 4.5% 6/15/18	6,815	7,329
Series 2640 Class GE, 4.5% 7/15/18	7,310	7,858
Series 2682 Class LD, 4.5% 10/15/33	777	811
Series 2802 Class OB, 6% 5/15/34	10,455	11,669
Series 2810 Class PD, 6% 6/15/33	730	769
Series 2937 Class KC, 4.5% 2/15/20	19,686	21,264
Series 2962 Class BE, 4.5% 4/15/20	15,015	16,397
Series 3110 Class OP, 9/15/35 (j)	10,640	8,984
Series 3119 Class PO, 2/15/36 (j)	13,103	10,840
Series 3121 Class KO, 3/15/36 (j)	3,894	3,395
Series 3123 Class LO, 3/15/36 (j)	8,536	6,950
Series 3145 Class GO, 4/15/36 (j)	7,620	6,298
Series 3147 Class PF, 0.5188% 4/15/36 (h)	12,267	12,205
Series 3741 Class YU, 3.5% 11/15/22	13,420	13,725
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential payer:
Series 2135 Class JE, 6% 3/15/29	$ 1,377	$ 1,520
Series 2281 Class ZB, 6% 3/15/30	2,329	2,562
Series 2546 Class MJ, 5.5% 3/15/23	2,861	3,119
Series 2570 Class CU, 4.5% 7/15/17	394	404
Series 2587 Class AD, 4.71% 3/15/33	5,785	5,970
Series 2601 Class TB, 5.5% 4/15/23	869	951
Series 2729 Class GB, 5% 1/15/19	6,636	7,108
Series 2773 Class HC, 4.5% 4/15/19	704	748
Series 2860 Class CP, 4% 10/15/17	128	128
Series 2987 Class HE, 4.5% 6/15/20	11,260	11,991
Series 2998 Class LY, 5.5% 7/15/25	2,011	2,196
Series 3007 Class EW, 5.5% 7/15/25	8,875	9,710
Series 3013 Class VJ, 5% 1/15/14	985	1,033
Series 2863 Class DB, 4% 9/15/14	526	535
Series 3772 Class BI, 4.5% 10/15/18 (i)	14,575	1,325
target amortization class:
Series 2156 Class TC, 6.25% 5/15/29	4,997	5,549
Series 2877 Class JC, 5% 10/15/34	199	204
Ginnie Mae guaranteed REMIC pass-thru securities:
floater:
Series 2010-H17 Class FA, 0.543% 7/20/60 (h)(k)	14,302	14,157
Series 2010-H18 Class AF, 0.56% 9/1/60 (h)(k)	14,734	14,605
Series 2010-H19 Class FG, 0.513% 8/20/60 (h)(k)	18,839	18,594
Series 2011-H05 Class FA, 0.713% 12/20/60 (h)(k)	8,092	8,062
Series 2011-H07 Class FA, 0.713% 2/20/61 (h)(k)	33,315	33,315
planned amortization class Series 1997-8 Class PE, 7.5% 5/16/27	2,483	2,879
Series 2004-79 Class FA, 0.513% 1/20/31 (h)	3,517	3,520
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $469,257)		490,028
Cash Equivalents - 6.9%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at:
0.05%, dated 4/29/11 due 5/2/11 (Collateralized by U.S. Government Obligations) # (a)	$ 153,451	$ 153,450
0.06%, dated 4/29/11 due 5/2/11 (Collateralized by U.S. Government Obligations) #	210,116	210,115
TOTAL CASH EQUIVALENTS (Cost $363,565)		363,565
TOTAL INVESTMENT PORTFOLIO - 110.8% (Cost $5,689,470)		5,803,643
NET OTHER ASSETS (LIABILITIES) - (10.8)%		(563,898)
NET ASSETS - 100%		$ 5,239,745
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
632 CBOT 2 Year U.S. Treasury Notes Contracts	July 2011	$ 138,487	$ (11)
The face value of futures purchased as a percentage of net assets is 2.6%
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 3.23% with Credit Suisse First Boston	May 2020	$ 50,000	$ (713)
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,344,000 or 0.4% of net assets.

(d) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $316,800,000 or 6.0% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) A portion of the security is subject to a forward commitment to sell.
(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $553,000.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(j) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(k) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$153,450,000 due 5/02/11 at 0.05%
J.P. Morgan Securities, Inc.	$ 153,450
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$210,115,000 due 5/02/11 at 0.06%
BNP Paribas Securities Corp.	$ 11,769
Bank of America NA	53,704
Barclays Capital, Inc.	11,591
Citigroup Global Markets, Inc.	7,133
HSBC Securities (USA), Inc.	10,699
ING Financial Markets LLC	9,986
J.P. Morgan Securities, Inc.	3,238
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
Merrill Lynch Government Securities, Inc.	$ 713
Merrill Lynch, Pierce, Fenner & Smith, Inc.	16,403
Mizuho Securities USA, Inc.	32,097
RBC Capital Markets Corp.	1,783
RBS Securities, Inc.	7,133
Societe Generale	14,265
UBS Securities LLC	7,133
Wells Fargo Securities LLC	22,468
$ 210,115
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 3,256,747	$ -	$ 3,256,747	$ -
U.S. Government Agency - Mortgage Securities	1,693,303	-	1,693,303	-
Collateralized Mortgage Obligations	490,028	-	490,028	-
Cash Equivalents	363,565	-	363,565	-
Total Investments in Securities:	$ 5,803,643	$ -	$ 5,803,643	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (11)	$ (11)	$ -	$ -
Swap Agreements	(713)	-	(713)	-
Total Derivative Instruments:	$ (725)	$ (11)	$ (713)	$ -
Other Financial Instruments:
Forward Commitments	$ (2,128)	$ -	$ (2,128)	$ -
Income Tax Information

At April 30, 2011, the cost of investment securities for income tax purposes was $5,689,517,000. Net unrealized appreciation aggregated $114,126,000, of which $131,325,000 related to appreciated investment securities and $17,199,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For collateralized mortgage obligations and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Government
Income Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2011

Class A, Class T, Class B, Class C and
Institutional Class
are classes of
Fidelity Government Income Fund

1.847931.104

AGVT-QTLY-0611

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 62.2%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 8.3%
Fannie Mae:
0.375% 12/28/12	$ 50,670	$ 50,552
0.75% 12/18/13	7,805	7,744
4.75% 11/19/12	2,000	2,130
Federal Home Loan Bank:
0.875% 8/22/12	8,580	8,629
1.875% 6/21/13	97,650	99,972
Freddie Mac:
1.375% 2/25/14	17,725	17,867
2.5% 1/7/14	19,245	19,999
4.125% 12/21/12	5,375	5,685
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	55,500	63,571
6.8% 2/15/12	8,268	8,500
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates 6.77% 11/15/13	2,813	2,982
Private Export Funding Corp. secured:
4.974% 8/15/13	22,940	25,069
5.66% 9/15/11 (c)	18,000	18,344
5.685% 5/15/12	24,035	25,363
Small Business Administration guaranteed development participation certificates:
Series 2002-20J Class 1, 4.75% 10/1/22	3,859	4,086
Series 2002-20K Class 1, 5.08% 11/1/22	8,806	9,410
Series 2003-P10B, Class 1 5.136% 8/10/13	2,883	3,049
Series 2004-20H Class 1, 5.17% 8/1/24	2,445	2,620
Tennessee Valley Authority:
3.875% 2/15/21	33,790	34,359
5.25% 9/15/39	12,000	12,746
5.375% 4/1/56	8,429	9,081
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		431,758
U.S. Treasury Inflation Protected Obligations - 0.6%
U.S. Treasury Inflation-Indexed Bonds 2.125 2/15/41	29,881	32,664
U.S. Treasury Obligations - 46.8%
U.S. Treasury Bonds:
4.375% 2/15/38	14,154	14,176
4.75% 2/15/41	93,949	99,469
5% 5/15/37 (g)	55,700	61,549
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Bonds: - continued
5.25% 2/15/29	$ 69,950	$ 80,158
6.125% 11/15/27	37,365	46,911
6.125% 8/15/29	2,877	3,631
6.25% 8/15/23	23,100	29,034
7.25% 5/15/16	51,167	64,219
7.5% 11/15/16	50,574	64,750
8% 11/15/21	14,605	20,593
9.875% 11/15/15	10,285	13,972
U.S. Treasury Notes:
0.625% 4/30/13	357,667	357,780
0.75% 3/31/13	17,138	17,196
1% 4/30/12	602	606
1.25% 4/15/14 (b)	313,107	315,382
1.25% 8/31/15	500	491
1.25% 10/31/15	29,580	28,935
1.375% 11/15/12	19,743	20,032
1.75% 4/15/13	10	10
1.75% 7/31/15	28,800	28,944
1.875% 8/31/17	47,000	45,326
1.875% 9/30/17	87,400	84,095
2% 4/30/16	230,855	231,197
2.125% 5/31/15	18,669	19,095
2.375% 8/31/14	20,000	20,773
2.375% 9/30/14	13,017	13,519
2.375% 10/31/14	77,497	80,433
2.5% 6/30/17	10,000	10,050
2.625% 7/31/14	83,808	87,769
2.625% 4/30/16	30,591	31,557
2.625% 4/30/18	67,643	67,474
2.625% 8/15/20	42,940	40,857
2.625% 11/15/20	2,949	2,792
2.75% 11/30/16	18,530	19,067
2.75% 2/15/19	13,700	13,584
3% 9/30/16	68,254	71,309
3.125% 10/31/16	39,088	41,033
3.125% 1/31/17	60,773	63,622
3.5% 5/15/20	44,137	45,334
3.625% 8/15/19	33,225	34,832
3.625% 2/15/21	70,720	72,698
4% 2/15/15	12,619	13,835
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
4.25% 11/15/17	$ 27,475	$ 30,375
4.5% 5/15/17	24,685	27,682
4.75% 8/15/17	12,983	14,749
TOTAL U.S. TREASURY OBLIGATIONS		2,450,895
Other Government Related - 6.5%
Bank of America Corp.:
2.1% 4/30/12 (FDIC Guaranteed) (d)	6,060	6,167
3.125% 6/15/12 (FDIC Guaranteed) (d)	3,719	3,835
Citibank NA:
1.875% 5/7/12 (FDIC Guaranteed) (d)	87,150	88,530
1.875% 6/4/12 (FDIC Guaranteed) (d)	33,000	33,536
Citigroup Funding, Inc.:
1.875% 10/22/12 (FDIC Guaranteed) (d)	40,500	41,311
1.875% 11/15/12 (FDIC Guaranteed) (d)	18,920	19,316
2% 3/30/12 (FDIC Guaranteed) (d)	16,000	16,257
2.125% 7/12/12 (FDIC Guaranteed) (d)	8,784	8,971
General Electric Capital Corp.:
2% 9/28/12 (FDIC Guaranteed) (d)	11,000	11,242
2.625% 12/28/12 (FDIC Guaranteed) (d)	16,154	16,707
3% 12/9/11 (FDIC Guaranteed) (d)	4,720	4,799
GMAC, Inc. 1.75% 10/30/12 (FDIC Guaranteed) (d)	51,106	52,104
Goldman Sachs Group, Inc. 3.25% 6/15/12 (FDIC Guaranteed) (d)	3,714	3,834
JPMorgan Chase & Co.:
2.2% 6/15/12 (FDIC Guaranteed) (d)	9,200	9,388
3.125% 12/1/11 (FDIC Guaranteed) (d)	790	803
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.608% 12/7/20 (NCUA Guaranteed) (h)	12,635	12,660
Series 2011-R4 Class 1A, 0.6262% 3/6/20 (NCUA Guaranteed) (h)	11,967	11,970
TOTAL OTHER GOVERNMENT RELATED		341,430
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,194,618)		3,256,747
U.S. Government Agency - Mortgage Securities - 32.3%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 18.2%
2.01% 2/1/33 (h)	$ 324	$ 334
2.015% 10/1/33 (h)	305	314
2.059% 3/1/35 (h)	283	293
2.065% 7/1/35 (h)	140	145
2.119% 10/1/33 (h)	150	155
2.14% 12/1/34 (h)	372	383
2.277% 11/1/33 (h)	827	861
2.284% 3/1/35 (h)	59	61
2.419% 2/1/34 (h)	2,479	2,594
2.503% 2/1/36 (h)	701	737
2.532% 7/1/34 (h)	175	182
2.544% 7/1/35 (h)	603	633
2.553% 10/1/33 (h)	264	278
2.566% 2/1/34 (h)	111	117
2.573% 3/1/35 (h)	181	190
2.59% 6/1/36 (h)	259	271
2.628% 11/1/36 (h)	214	225
2.642% 7/1/35 (h)	2,252	2,374
3.473% 3/1/40 (h)	12,073	12,714
3.5% 12/1/25 to 5/1/41	182,433	176,650
3.658% 3/1/40 (h)	6,972	7,333
3.691% 5/1/40 (h)	6,610	6,957
3.698% 5/1/40 (h)	7,876	8,307
3.74% 1/1/40 (h)	6,341	6,699
3.79% 6/1/40 (h)	6,949	7,365
3.851% 7/1/40 (h)	4,165	4,355
3.869% 4/1/40 (h)	8,097	8,525
3.972% 11/1/39 (h)	5,973	6,326
3.979% 1/1/40 (h)	7,448	7,840
3.985% 4/1/40 (h)	8,208	8,663
4% 9/1/13 to 11/1/40	81,537	81,849
4.003% 1/1/40 (h)	3,825	4,029
4.013% 2/1/40 (h)	7,823	8,231
4.103% 1/1/40 (h)	5,684	5,977
4.23% 9/1/39 (h)	5,394	5,683
4.34% 8/1/36 (h)	2,670	2,842
4.5% 6/1/25 to 4/1/41	130,926	134,943
4.5% 5/1/26 (e)	1,000	1,056
5% 6/1/14 to 9/1/40	130,796	138,798
5% 5/1/41 (e)	35,000	36,946
5% 5/1/41 (e)	8,000	8,445
5.5% 10/1/20 to 3/1/39	103,126	111,524
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.5% 5/1/41 (e)(f)	$ 18,000	$ 19,379
5.5% 5/1/41 (e)(f)	51,000	54,908
5.765% 3/1/36 (h)	2,277	2,428
5.835% 5/1/36 (h)	563	591
5.963% 3/1/37 (h)	595	636
6% 3/1/17 to 9/1/39	45,908	50,193
6.5% 2/1/12 to 4/1/37	8,958	9,864
7% 7/1/13 to 7/1/32	2,705	3,087
7.5% 7/1/11 to 4/1/29	18	20
8.5% 1/1/15 to 7/1/31	243	268
9% 5/1/14	157	163
9.5% 4/1/16 to 10/1/20	289	336
11.25% 5/1/14	2	2
11.5% 6/15/19 to 1/15/21	325	355
12.5% 8/1/15 to 3/1/16	1	1
		954,435
Freddie Mac - 8.9%
1.998% 3/1/35 (h)	1,068	1,098
2.18% 5/1/37 (h)	629	651
2.489% 1/1/36 (h)	2,072	2,179
2.615% 6/1/35 (h)	770	811
2.658% 2/1/36 (h)	131	138
2.942% 3/1/33 (h)	58	61
3.021% 7/1/35 (h)	1,881	1,996
3.329% 10/1/35 (h)	359	382
3.804% 4/1/40 (h)	6,620	6,940
3.92% 5/1/40 (h)	5,803	6,077
3.985% 3/1/40 (h)	6,805	7,177
4% 7/1/39 to 3/1/41	13,878	13,823
4.021% 12/1/39 (h)	5,539	5,815
4.105% 12/1/39 (h)	3,591	3,782
4.5% 7/1/25 to 4/1/41	76,603	78,876
5% 3/1/33 to 4/1/41	48,371	51,095
5% 11/1/37	286	303
5% 5/1/41 (e)	21,000	22,137
5.138% 4/1/35 (h)	291	309
5.5% 8/1/16 to 5/1/40	149,858	161,960
5.5% 4/1/41 (e)	10,000	10,764
5.5% 5/1/41 (e)(f)	13,000	13,974
5.5% 5/1/41 (e)(f)	14,000	15,049
5.5% 5/1/41 (e)(f)	18,000	19,348
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
6% 7/1/16 to 7/1/37	$ 13,035	$ 14,243
6.147% 7/1/36 (h)	830	869
6.5% 1/1/13 to 3/1/36	20,633	22,714
7.5% 5/1/11 to 7/1/16	674	730
8.5% 5/1/17 to 9/1/29	121	139
9% 9/1/14 to 10/1/20	21	23
9.5% 5/1/17 to 8/1/21	137	156
9.75% 8/1/14	93	102
10% 11/15/18 to 8/1/21	8	10
11% 5/1/14	27	29
12% 3/1/15	1	1
12.5% 2/1/14 to 6/1/19	5	5
13% 6/1/14 to 6/1/15	2	2
		463,768
Ginnie Mae - 5.2%
4% 1/15/25 to 1/20/41	41,705	43,596
4.5% 8/15/39 to 3/15/41	64,582	67,682
4.5% 5/1/41 (e)	4,500	4,705
5% 9/20/33 to 4/15/40	49,590	53,431
5% 5/1/41 (e)	4,300	4,607
5% 5/1/41 (e)	2,000	2,143
5.492% 4/20/60 (k)	23,034	25,447
5.493% 11/20/59 (k)	28,154	30,971
5.5% 12/15/38 to 3/15/39	550	600
5.513% 2/20/60 (k)	25,016	27,652
6% 11/20/31 to 11/20/33	10,553	11,703
6.5% 3/20/31 to 10/15/35	1,289	1,461
7% 10/15/26 to 8/15/32	72	83
7.5% 3/15/28 to 8/15/29	65	75
8% 7/15/19 to 12/15/23	773	883
8.5% 1/15/25	1	1
9.5% 2/15/25	1	1
10.5% 4/15/14 to 1/20/18	50	59
		275,100
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,662,030)		1,693,303
Collateralized Mortgage Obligations - 9.4%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - 9.4%
Fannie Mae:
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	$ 745	$ 831
Series 1993-207 Class H, 6.5% 11/25/23	10,835	12,205
Series 1993-240 Class PD, 6.25% 12/25/13	1,181	1,234
Series 1994-23 Class PZ, 6% 2/25/24	12,586	14,553
Series 1996-28 Class PK, 6.5% 7/25/25	2,103	2,345
Series 2003-28 Class KG, 5.5% 4/25/23	4,940	5,380
Series 2006-45 Class OP, 6/25/36 (j)	4,010	3,437
Series 2006-62 Class KP, 4/25/36 (j)	8,754	7,149
Series 2010-118 Class PB, 4.5% 10/25/40	7,053	7,025
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	1,551	1,772
Series 2007-113 Class DB, 4.5% 12/25/22	12,440	13,447
Series 2007-115 Class BE, 4.5% 12/25/22	15,400	16,747
Series 2007-113 Class JD, 4.5% 12/25/22	12,766	13,540
Series 2010-114 Class CI, 5% 4/25/18 (i)	18,322	1,941
Series 2010-37 Class GI, 5% 4/25/25 (i)	3,482	352
Series 2010-97 Class CI, 4.5% 8/25/25 (i)	15,636	1,724
Fannie Mae Stripped Mortgage-Backed Securities:
sequential payer Series 377 Class 1, 10/1/36 (j)	11,107	9,246
Series 384 Class 6, 5% 7/25/37 (i)	12,579	2,377
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2001-38 Class QF, 1.1926% 8/25/31 (h)	368	376
Series 2002-49 Class FB, 0.8159% 11/18/31 (h)	489	492
Series 2002-60 Class FV, 1.2126% 4/25/32 (h)	204	209
Series 2002-75 Class FA, 1.2126% 11/25/32 (h)	419	428
Series 2008-76 Class EF, 0.7126% 9/25/23 (h)	5,831	5,834
planned amortization class:
Series 2003-113 Class PE, 4% 11/25/18	7,545	7,979
Series 2004-21 Class QE, 4.5% 11/25/32	1,500	1,587
Series 2005-102 Class CO, 11/25/35 (j)	3,967	3,519
Series 2005-81 Class PC, 5.5% 9/25/35	2,150	2,348
Series 2006-12 Class BO, 10/25/35 (j)	17,718	15,938
Series 2006-37 Class OW, 5/25/36 (j)	4,426	3,654
sequential payer:
Series 1999-25 Class Z, 6% 6/25/29	3,187	3,534
Series 2001-20 Class Z, 6% 5/25/31	10,020	11,051
Series 2001-46 Class ZG, 6% 9/25/31	3,617	3,991
Series 2002-79 Class Z, 5.5% 11/25/22	7,438	8,088
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
sequential payer:
Series 2005-117, Class JN, 4.5% 1/25/36	$ 645	$ 646
Series 2006-72 Class CY, 6% 8/25/26	10,215	11,427
Series 2009-85 Class IB, 4.5% 8/25/24 (i)	3,920	477
Series 2009-93 Class IC, 4.5% 9/25/24 (i)	7,699	910
Series 2010-139 Class NI, 4.5% 2/25/40 (i)	12,641	2,454
Freddie Mac:
planned amortization class Series 2115 Class PE, 6% 1/15/14	226	237
sequential payer Series 2114 Class ZM, 6% 1/15/29	1,145	1,261
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1.15% 2/15/24 (h)	1,017	1,042
planned amortization class Series 1681 Class PJ, 7% 12/15/23	181	181
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2530 Class FE, 0.8188% 2/15/32 (h)	269	271
Series 2630 Class FL, 0.7188% 6/15/18 (h)	480	485
Series 3008 Class SM, 0% 7/15/35 (h)	127	123
planned amortization class:
Series 1141 Class G, 9% 9/15/21	202	229
Series 2006-15 Class OP, 3/25/36 (j)	5,322	4,347
Series 2356 Class GD, 6% 9/15/16	219	236
Series 2376 Class JE, 5.5% 11/15/16	1,510	1,625
Series 2381 Class OG, 5.5% 11/15/16	996	1,065
Series 2628 Class OE, 4.5% 6/15/18	6,815	7,329
Series 2640 Class GE, 4.5% 7/15/18	7,310	7,858
Series 2682 Class LD, 4.5% 10/15/33	777	811
Series 2802 Class OB, 6% 5/15/34	10,455	11,669
Series 2810 Class PD, 6% 6/15/33	730	769
Series 2937 Class KC, 4.5% 2/15/20	19,686	21,264
Series 2962 Class BE, 4.5% 4/15/20	15,015	16,397
Series 3110 Class OP, 9/15/35 (j)	10,640	8,984
Series 3119 Class PO, 2/15/36 (j)	13,103	10,840
Series 3121 Class KO, 3/15/36 (j)	3,894	3,395
Series 3123 Class LO, 3/15/36 (j)	8,536	6,950
Series 3145 Class GO, 4/15/36 (j)	7,620	6,298
Series 3147 Class PF, 0.5188% 4/15/36 (h)	12,267	12,205
Series 3741 Class YU, 3.5% 11/15/22	13,420	13,725
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential payer:
Series 2135 Class JE, 6% 3/15/29	$ 1,377	$ 1,520
Series 2281 Class ZB, 6% 3/15/30	2,329	2,562
Series 2546 Class MJ, 5.5% 3/15/23	2,861	3,119
Series 2570 Class CU, 4.5% 7/15/17	394	404
Series 2587 Class AD, 4.71% 3/15/33	5,785	5,970
Series 2601 Class TB, 5.5% 4/15/23	869	951
Series 2729 Class GB, 5% 1/15/19	6,636	7,108
Series 2773 Class HC, 4.5% 4/15/19	704	748
Series 2860 Class CP, 4% 10/15/17	128	128
Series 2987 Class HE, 4.5% 6/15/20	11,260	11,991
Series 2998 Class LY, 5.5% 7/15/25	2,011	2,196
Series 3007 Class EW, 5.5% 7/15/25	8,875	9,710
Series 3013 Class VJ, 5% 1/15/14	985	1,033
Series 2863 Class DB, 4% 9/15/14	526	535
Series 3772 Class BI, 4.5% 10/15/18 (i)	14,575	1,325
target amortization class:
Series 2156 Class TC, 6.25% 5/15/29	4,997	5,549
Series 2877 Class JC, 5% 10/15/34	199	204
Ginnie Mae guaranteed REMIC pass-thru securities:
floater:
Series 2010-H17 Class FA, 0.543% 7/20/60 (h)(k)	14,302	14,157
Series 2010-H18 Class AF, 0.56% 9/1/60 (h)(k)	14,734	14,605
Series 2010-H19 Class FG, 0.513% 8/20/60 (h)(k)	18,839	18,594
Series 2011-H05 Class FA, 0.713% 12/20/60 (h)(k)	8,092	8,062
Series 2011-H07 Class FA, 0.713% 2/20/61 (h)(k)	33,315	33,315
planned amortization class Series 1997-8 Class PE, 7.5% 5/16/27	2,483	2,879
Series 2004-79 Class FA, 0.513% 1/20/31 (h)	3,517	3,520
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $469,257)		490,028
Cash Equivalents - 6.9%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at:
0.05%, dated 4/29/11 due 5/2/11 (Collateralized by U.S. Government Obligations) # (a)	$ 153,451	$ 153,450
0.06%, dated 4/29/11 due 5/2/11 (Collateralized by U.S. Government Obligations) #	210,116	210,115
TOTAL CASH EQUIVALENTS (Cost $363,565)		363,565
TOTAL INVESTMENT PORTFOLIO - 110.8% (Cost $5,689,470)		5,803,643
NET OTHER ASSETS (LIABILITIES) - (10.8)%		(563,898)
NET ASSETS - 100%		$ 5,239,745
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
632 CBOT 2 Year U.S. Treasury Notes Contracts	July 2011	$ 138,487	$ (11)
The face value of futures purchased as a percentage of net assets is 2.6%
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 3.23% with Credit Suisse First Boston	May 2020	$ 50,000	$ (713)
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,344,000 or 0.4% of net assets.

(d) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $316,800,000 or 6.0% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) A portion of the security is subject to a forward commitment to sell.
(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $553,000.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(j) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(k) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$153,450,000 due 5/02/11 at 0.05%
J.P. Morgan Securities, Inc.	$ 153,450
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$210,115,000 due 5/02/11 at 0.06%
BNP Paribas Securities Corp.	$ 11,769
Bank of America NA	53,704
Barclays Capital, Inc.	11,591
Citigroup Global Markets, Inc.	7,133
HSBC Securities (USA), Inc.	10,699
ING Financial Markets LLC	9,986
J.P. Morgan Securities, Inc.	3,238
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
Merrill Lynch Government Securities, Inc.	$ 713
Merrill Lynch, Pierce, Fenner & Smith, Inc.	16,403
Mizuho Securities USA, Inc.	32,097
RBC Capital Markets Corp.	1,783
RBS Securities, Inc.	7,133
Societe Generale	14,265
UBS Securities LLC	7,133
Wells Fargo Securities LLC	22,468
$ 210,115
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 3,256,747	$ -	$ 3,256,747	$ -
U.S. Government Agency - Mortgage Securities	1,693,303	-	1,693,303	-
Collateralized Mortgage Obligations	490,028	-	490,028	-
Cash Equivalents	363,565	-	363,565	-
Total Investments in Securities:	$ 5,803,643	$ -	$ 5,803,643	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (11)	$ (11)	$ -	$ -
Swap Agreements	(713)	-	(713)	-
Total Derivative Instruments:	$ (725)	$ (11)	$ (713)	$ -
Other Financial Instruments:
Forward Commitments	$ (2,128)	$ -	$ (2,128)	$ -
Income Tax Information

At April 30, 2011, the cost of investment securities for income tax purposes was $5,689,517,000. Net unrealized appreciation aggregated $114,126,000, of which $131,325,000 related to appreciated investment securities and $17,199,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For collateralized mortgage obligations and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2016 FundSM

April 30, 2011

1.858578.103

RW16-QTLY-0611

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 24.6%
	Shares	Value
Domestic Equity Funds - 23.2%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	16,028	$ 311,267
Fidelity Disciplined Equity Fund	13,024	325,070
Fidelity Equity-Income Fund	6,663	320,561
Fidelity Large Cap Core Enhanced Index Fund	55,140	517,764
Fidelity Series 100 Index Fund	40,984	387,303
Fidelity Series Broad Market Opportunities Fund	47,088	518,435
Fidelity Series Small Cap Opportunities Fund	17,233	210,934
TOTAL DOMESTIC EQUITY FUNDS		2,591,334
International Equity Funds - 1.4%
Fidelity Advisor International Discovery Fund Institutional Class	4,288	153,461
TOTAL EQUITY FUNDS (Cost $2,279,049)		2,744,795
Fixed-Income Funds - 40.8%

Investment Grade Fixed-Income Funds - 40.8%
Fidelity Government Income Fund	86,585	907,410
Fidelity Strategic Real Return Fund	90,710	917,075
Fidelity Total Bond Fund	250,679	2,724,879
TOTAL FIXED-INCOME FUNDS (Cost $4,281,625)		4,549,364
Short-Term Funds - 34.6%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class	1,925,072	$ 1,925,072
Fidelity Short-Term Bond Fund	227,603	1,934,628
TOTAL SHORT-TERM FUNDS (Cost $3,831,654)		3,859,700
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $10,392,328)	11,153,859
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,589)
NET ASSETS - 100%	$ 11,152,270
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2011, the cost of investment securities for income tax purposes was $10,537,749. Net unrealized appreciation aggregated $616,110, of which $675,933 related to appreciated investment securities and $59,823 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2016 Fund

Class A
Class T
Class C
Institutional Class

April 30, 2011

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2016 FundSM

1.858554.103

ARW16-QTLY-0611

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 24.6%
	Shares	Value
Domestic Equity Funds - 23.2%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	16,028	$ 311,267
Fidelity Disciplined Equity Fund	13,024	325,070
Fidelity Equity-Income Fund	6,663	320,561
Fidelity Large Cap Core Enhanced Index Fund	55,140	517,764
Fidelity Series 100 Index Fund	40,984	387,303
Fidelity Series Broad Market Opportunities Fund	47,088	518,435
Fidelity Series Small Cap Opportunities Fund	17,233	210,934
TOTAL DOMESTIC EQUITY FUNDS		2,591,334
International Equity Funds - 1.4%
Fidelity Advisor International Discovery Fund Institutional Class	4,288	153,461
TOTAL EQUITY FUNDS (Cost $2,279,049)		2,744,795
Fixed-Income Funds - 40.8%

Investment Grade Fixed-Income Funds - 40.8%
Fidelity Government Income Fund	86,585	907,410
Fidelity Strategic Real Return Fund	90,710	917,075
Fidelity Total Bond Fund	250,679	2,724,879
TOTAL FIXED-INCOME FUNDS (Cost $4,281,625)		4,549,364
Short-Term Funds - 34.6%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class	1,925,072	$ 1,925,072
Fidelity Short-Term Bond Fund	227,603	1,934,628
TOTAL SHORT-TERM FUNDS (Cost $3,831,654)		3,859,700
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $10,392,328)	11,153,859
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,589)
NET ASSETS - 100%	$ 11,152,270
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2011, the cost of investment securities for income tax purposes was $10,537,749. Net unrealized appreciation aggregated $616,110, of which $675,933 related to appreciated investment securities and $59,823 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2018 FundSM

April 30, 2011

1.858580.103

RW18-QTLY-0611

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 33.0%
	Shares	Value
Domestic Equity Funds - 30.1%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	9,953	$ 193,291
Fidelity Disciplined Equity Fund	8,107	202,350
Fidelity Equity-Income Fund	4,144	199,389
Fidelity Large Cap Core Enhanced Index Fund	34,381	322,842
Fidelity Series 100 Index Fund	25,492	240,901
Fidelity Series Broad Market Opportunities Fund	29,367	323,330
Fidelity Series Small Cap Opportunities Fund	10,711	131,108
TOTAL DOMESTIC EQUITY FUNDS		1,613,211
International Equity Funds - 2.9%
Fidelity Advisor International Discovery Fund Institutional Class	4,323	154,730
TOTAL EQUITY FUNDS (Cost $1,614,078)		1,767,941
Fixed-Income Funds - 39.5%

High Yield Fixed-Income Funds - 1.2%
Fidelity Capital & Income Fund	3,373	33,565
Fidelity Strategic Income Fund	2,932	33,342
TOTAL HIGH YIELD FIXED-INCOME FUNDS		66,907

	Shares	Value
Investment Grade Fixed-Income Funds - 38.3%
Fidelity Government Income Fund	38,993	$ 408,644
Fidelity Strategic Real Return Fund	40,871	413,205
Fidelity Total Bond Fund	112,894	1,227,161
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,049,010
TOTAL FIXED-INCOME FUNDS (Cost $2,005,447)		2,115,917
Short-Term Funds - 27.5%

Fidelity Institutional Money Market Portfolio Institutional Class	732,515	732,515
Fidelity Short-Term Bond Fund	86,595	736,055
TOTAL SHORT-TERM FUNDS (Cost $1,459,649)		1,468,570
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,079,174)	5,352,428
NET OTHER ASSETS (LIABILITIES) - 0.0%	(433)
NET ASSETS - 100%	$ 5,351,995
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2011, the cost of investment securities for income tax purposes was $5,160,515. Net unrealized appreciation aggregated $191,913, of which $248,515 related to appreciated investment securities and $56,602 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2018 Fund

Class A
Class T
Class C
Institutional Class

April 30, 2011

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2018 FundSM

1.858556.103

ARW18-QTLY-0611

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 33.0%
	Shares	Value
Domestic Equity Funds - 30.1%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	9,953	$ 193,291
Fidelity Disciplined Equity Fund	8,107	202,350
Fidelity Equity-Income Fund	4,144	199,389
Fidelity Large Cap Core Enhanced Index Fund	34,381	322,842
Fidelity Series 100 Index Fund	25,492	240,901
Fidelity Series Broad Market Opportunities Fund	29,367	323,330
Fidelity Series Small Cap Opportunities Fund	10,711	131,108
TOTAL DOMESTIC EQUITY FUNDS		1,613,211
International Equity Funds - 2.9%
Fidelity Advisor International Discovery Fund Institutional Class	4,323	154,730
TOTAL EQUITY FUNDS (Cost $1,614,078)		1,767,941
Fixed-Income Funds - 39.5%

High Yield Fixed-Income Funds - 1.2%
Fidelity Capital & Income Fund	3,373	33,565
Fidelity Strategic Income Fund	2,932	33,342
TOTAL HIGH YIELD FIXED-INCOME FUNDS		66,907

	Shares	Value
Investment Grade Fixed-Income Funds - 38.3%
Fidelity Government Income Fund	38,993	$ 408,644
Fidelity Strategic Real Return Fund	40,871	413,205
Fidelity Total Bond Fund	112,894	1,227,161
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,049,010
TOTAL FIXED-INCOME FUNDS (Cost $2,005,447)		2,115,917
Short-Term Funds - 27.5%

Fidelity Institutional Money Market Portfolio Institutional Class	732,515	732,515
Fidelity Short-Term Bond Fund	86,595	736,055
TOTAL SHORT-TERM FUNDS (Cost $1,459,649)		1,468,570
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,079,174)	5,352,428
NET OTHER ASSETS (LIABILITIES) - 0.0%	(433)
NET ASSETS - 100%	$ 5,351,995
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2011, the cost of investment securities for income tax purposes was $5,160,515. Net unrealized appreciation aggregated $191,913, of which $248,515 related to appreciated investment securities and $56,602 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2020 FundSM

April 30, 2011

1.858583.103

RW20-QTLY-0611

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 39.6%
	Shares	Value
Domestic Equity Funds - 35.7%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	10,075	$ 195,663
Fidelity Disciplined Equity Fund	8,206	204,815
Fidelity Equity-Income Fund	4,198	201,977
Fidelity Large Cap Core Enhanced Index Fund	34,753	326,330
Fidelity Series 100 Index Fund	25,768	243,511
Fidelity Series Broad Market Opportunities Fund	29,678	326,759
Fidelity Series Small Cap Opportunities Fund	10,846	132,753
TOTAL DOMESTIC EQUITY FUNDS		1,631,808
International Equity Funds - 3.9%
Fidelity Advisor International Discovery Fund Institutional Class	4,939	176,760
TOTAL EQUITY FUNDS (Cost $1,466,649)		1,808,568
Fixed-Income Funds - 37.8%

High Yield Fixed-Income Funds - 2.6%
Fidelity Capital & Income Fund	6,145	61,139
Fidelity Strategic Income Fund	5,344	60,760
TOTAL HIGH YIELD FIXED-INCOME FUNDS		121,899

	Shares	Value
Investment Grade Fixed-Income Funds - 35.2%
Fidelity Government Income Fund	30,625	$ 320,948
Fidelity Strategic Real Return Fund	32,083	324,355
Fidelity Total Bond Fund	88,626	963,364
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,608,667
TOTAL FIXED-INCOME FUNDS (Cost $1,621,147)		1,730,566
Short-Term Funds - 22.6%

Fidelity Institutional Money Market Portfolio Institutional Class	515,251	515,251
Fidelity Short-Term Bond Fund	60,904	517,683
TOTAL SHORT-TERM FUNDS (Cost $1,024,144)		1,032,934
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,111,940)	4,572,068
NET OTHER ASSETS (LIABILITIES) - 0.0%	(433)
NET ASSETS - 100%	$ 4,571,635
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2011, the cost of investment securities for income tax purposes was $4,206,115. Net unrealized appreciation aggregated $365,953, of which $396,871 related to appreciated investment securities and $30,918 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2020 Fund

Class A
Class T
Class C
Institutional Class

April 30, 2011

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2020 FundSM

1.858558.103

ARW20-QTLY-0611

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 39.6%
	Shares	Value
Domestic Equity Funds - 35.7%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	10,075	$ 195,663
Fidelity Disciplined Equity Fund	8,206	204,815
Fidelity Equity-Income Fund	4,198	201,977
Fidelity Large Cap Core Enhanced Index Fund	34,753	326,330
Fidelity Series 100 Index Fund	25,768	243,511
Fidelity Series Broad Market Opportunities Fund	29,678	326,759
Fidelity Series Small Cap Opportunities Fund	10,846	132,753
TOTAL DOMESTIC EQUITY FUNDS		1,631,808
International Equity Funds - 3.9%
Fidelity Advisor International Discovery Fund Institutional Class	4,939	176,760
TOTAL EQUITY FUNDS (Cost $1,466,649)		1,808,568
Fixed-Income Funds - 37.8%

High Yield Fixed-Income Funds - 2.6%
Fidelity Capital & Income Fund	6,145	61,139
Fidelity Strategic Income Fund	5,344	60,760
TOTAL HIGH YIELD FIXED-INCOME FUNDS		121,899

	Shares	Value
Investment Grade Fixed-Income Funds - 35.2%
Fidelity Government Income Fund	30,625	$ 320,948
Fidelity Strategic Real Return Fund	32,083	324,355
Fidelity Total Bond Fund	88,626	963,364
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,608,667
TOTAL FIXED-INCOME FUNDS (Cost $1,621,147)		1,730,566
Short-Term Funds - 22.6%

Fidelity Institutional Money Market Portfolio Institutional Class	515,251	515,251
Fidelity Short-Term Bond Fund	60,904	517,683
TOTAL SHORT-TERM FUNDS (Cost $1,024,144)		1,032,934
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,111,940)	4,572,068
NET OTHER ASSETS (LIABILITIES) - 0.0%	(433)
NET ASSETS - 100%	$ 4,571,635
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2011, the cost of investment securities for income tax purposes was $4,206,115. Net unrealized appreciation aggregated $365,953, of which $396,871 related to appreciated investment securities and $30,918 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2022 FundSM

April 30, 2011

1.858586.103

RW22-QTLY-0611

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 44.6%
	Shares	Value
Domestic Equity Funds - 39.8%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	8,203	$ 159,295
Fidelity Disciplined Equity Fund	6,665	166,368
Fidelity Equity-Income Fund	3,410	164,054
Fidelity Large Cap Core Enhanced Index Fund	28,245	265,218
Fidelity Series 100 Index Fund	20,963	198,096
Fidelity Series Broad Market Opportunities Fund	24,120	265,565
Fidelity Series Small Cap Opportunities Fund	8,820	107,951
TOTAL DOMESTIC EQUITY FUNDS		1,326,547
International Equity Funds - 4.8%
Fidelity Advisor International Discovery Fund Institutional Class	4,491	160,746
TOTAL EQUITY FUNDS (Cost $1,429,205)		1,487,293
Fixed-Income Funds - 36.3%

High Yield Fixed-Income Funds - 3.4%
Fidelity Capital & Income Fund	5,740	57,111
Fidelity Strategic Income Fund	4,992	56,754
TOTAL HIGH YIELD FIXED-INCOME FUNDS		113,865

	Shares	Value
Investment Grade Fixed-Income Funds - 32.9%
Fidelity Government Income Fund	20,840	$ 218,402
Fidelity Strategic Real Return Fund	21,833	220,734
Fidelity Total Bond Fund	60,310	655,572
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,094,708
TOTAL FIXED-INCOME FUNDS (Cost $1,158,686)		1,208,573
Short-Term Funds - 19.1%

Fidelity Institutional Money Market Portfolio Institutional Class	317,964	317,964
Fidelity Short-Term Bond Fund	37,584	319,463
TOTAL SHORT-TERM FUNDS (Cost $635,291)		637,427
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,223,182)	3,333,293
NET OTHER ASSETS (LIABILITIES) - 0.0%	(56)
NET ASSETS - 100%	$ 3,333,237
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2011, the cost of investment securities for income tax purposes was $3,265,222. Net unrealized appreciation aggregated $68,071, of which $144,134 related to appreciated investment securities and $76,063 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2022 Fund

Class A
Class T
Class C
Institutional Class

April 30, 2011

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2022 FundSM

1.858561.103

ARW22-QTLY-0611

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 44.6%
	Shares	Value
Domestic Equity Funds - 39.8%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	8,203	$ 159,295
Fidelity Disciplined Equity Fund	6,665	166,368
Fidelity Equity-Income Fund	3,410	164,054
Fidelity Large Cap Core Enhanced Index Fund	28,245	265,218
Fidelity Series 100 Index Fund	20,963	198,096
Fidelity Series Broad Market Opportunities Fund	24,120	265,565
Fidelity Series Small Cap Opportunities Fund	8,820	107,951
TOTAL DOMESTIC EQUITY FUNDS		1,326,547
International Equity Funds - 4.8%
Fidelity Advisor International Discovery Fund Institutional Class	4,491	160,746
TOTAL EQUITY FUNDS (Cost $1,429,205)		1,487,293
Fixed-Income Funds - 36.3%

High Yield Fixed-Income Funds - 3.4%
Fidelity Capital & Income Fund	5,740	57,111
Fidelity Strategic Income Fund	4,992	56,754
TOTAL HIGH YIELD FIXED-INCOME FUNDS		113,865

	Shares	Value
Investment Grade Fixed-Income Funds - 32.9%
Fidelity Government Income Fund	20,840	$ 218,402
Fidelity Strategic Real Return Fund	21,833	220,734
Fidelity Total Bond Fund	60,310	655,572
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,094,708
TOTAL FIXED-INCOME FUNDS (Cost $1,158,686)		1,208,573
Short-Term Funds - 19.1%

Fidelity Institutional Money Market Portfolio Institutional Class	317,964	317,964
Fidelity Short-Term Bond Fund	37,584	319,463
TOTAL SHORT-TERM FUNDS (Cost $635,291)		637,427
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,223,182)	3,333,293
NET OTHER ASSETS (LIABILITIES) - 0.0%	(56)
NET ASSETS - 100%	$ 3,333,237
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2011, the cost of investment securities for income tax purposes was $3,265,222. Net unrealized appreciation aggregated $68,071, of which $144,134 related to appreciated investment securities and $76,063 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2024 FundSM

April 30, 2011

1.858588.103

RW24-QTLY-0611

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 48.1%
	Shares	Value
Domestic Equity Funds - 42.4%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	4,778	$ 92,785
Fidelity Disciplined Equity Fund	3,888	97,043
Fidelity Equity-Income Fund	1,989	95,697
Fidelity Large Cap Core Enhanced Index Fund	16,479	154,740
Fidelity Series 100 Index Fund	12,236	115,626
Fidelity Series Broad Market Opportunities Fund	14,073	154,944
Fidelity Series Small Cap Opportunities Fund	5,142	62,940
TOTAL DOMESTIC EQUITY FUNDS		773,775
International Equity Funds - 5.7%
Fidelity Advisor International Discovery Fund Institutional Class	2,897	103,685
TOTAL EQUITY FUNDS (Cost $753,399)		877,460
Fixed-Income Funds - 35.1%

High Yield Fixed-Income Funds - 3.9%
Fidelity Capital & Income Fund	3,611	35,932
Fidelity Strategic Income Fund	3,140	35,707
TOTAL HIGH YIELD FIXED-INCOME FUNDS		71,639

	Shares	Value
Investment Grade Fixed-Income Funds - 31.2%
Fidelity Government Income Fund	10,805	$ 113,238
Fidelity Strategic Real Return Fund	11,320	114,445
Fidelity Total Bond Fund	31,336	340,625
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		568,308
TOTAL FIXED-INCOME FUNDS (Cost $601,472)		639,947
Short-Term Funds - 16.8%

Fidelity Institutional Money Market Portfolio Institutional Class	152,882	152,882
Fidelity Short-Term Bond Fund	18,081	153,685
TOTAL SHORT-TERM FUNDS (Cost $303,625)		306,567
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,658,496)		1,823,974
NET OTHER ASSETS (LIABILITIES) - 0.0%		(145)
NET ASSETS - 100%		$ 1,823,829
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2011, the cost of investment securities for income tax purposes was $1,688,846. Net unrealized appreciation aggregated $135,128, of which $151,943 related to appreciated investment securities and $16,815 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2024 Fund

Class A
Class T
Class C
Institutional Class

April 30, 2011

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2024 FundSM

1.858563.103

ARW24-QTLY-0611

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 48.1%
	Shares	Value
Domestic Equity Funds - 42.4%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	4,778	$ 92,785
Fidelity Disciplined Equity Fund	3,888	97,043
Fidelity Equity-Income Fund	1,989	95,697
Fidelity Large Cap Core Enhanced Index Fund	16,479	154,740
Fidelity Series 100 Index Fund	12,236	115,626
Fidelity Series Broad Market Opportunities Fund	14,073	154,944
Fidelity Series Small Cap Opportunities Fund	5,142	62,940
TOTAL DOMESTIC EQUITY FUNDS		773,775
International Equity Funds - 5.7%
Fidelity Advisor International Discovery Fund Institutional Class	2,897	103,685
TOTAL EQUITY FUNDS (Cost $753,399)		877,460
Fixed-Income Funds - 35.1%

High Yield Fixed-Income Funds - 3.9%
Fidelity Capital & Income Fund	3,611	35,932
Fidelity Strategic Income Fund	3,140	35,707
TOTAL HIGH YIELD FIXED-INCOME FUNDS		71,639

	Shares	Value
Investment Grade Fixed-Income Funds - 31.2%
Fidelity Government Income Fund	10,805	$ 113,238
Fidelity Strategic Real Return Fund	11,320	114,445
Fidelity Total Bond Fund	31,336	340,625
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		568,308
TOTAL FIXED-INCOME FUNDS (Cost $601,472)		639,947
Short-Term Funds - 16.8%

Fidelity Institutional Money Market Portfolio Institutional Class	152,882	152,882
Fidelity Short-Term Bond Fund	18,081	153,685
TOTAL SHORT-TERM FUNDS (Cost $303,625)		306,567
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,658,496)		1,823,974
NET OTHER ASSETS (LIABILITIES) - 0.0%		(145)
NET ASSETS - 100%		$ 1,823,829
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2011, the cost of investment securities for income tax purposes was $1,688,846. Net unrealized appreciation aggregated $135,128, of which $151,943 related to appreciated investment securities and $16,815 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2026 FundSM

April 30, 2011

1.858590.103

RW26-QTLY-0611

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 50.7%
	Shares	Value
Domestic Equity Funds - 44.2%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	5,090	$ 98,840
Fidelity Disciplined Equity Fund	4,142	103,393
Fidelity Equity-Income Fund	2,119	101,966
Fidelity Large Cap Core Enhanced Index Fund	17,542	164,722
Fidelity Series 100 Index Fund	13,025	123,087
Fidelity Series Broad Market Opportunities Fund	14,980	164,926
Fidelity Series Small Cap Opportunities Fund	5,466	66,909
TOTAL DOMESTIC EQUITY FUNDS		823,843
International Equity Funds - 6.5%
Fidelity Advisor International Discovery Fund Institutional Class	3,388	121,254
TOTAL EQUITY FUNDS (Cost $859,588)		945,097
Fixed-Income Funds - 33.9%

High Yield Fixed-Income Funds - 4.3%
Fidelity Capital & Income Fund	4,060	40,398
Fidelity Strategic Income Fund	3,531	40,146
TOTAL HIGH YIELD FIXED-INCOME FUNDS		80,544

	Shares	Value
Investment Grade Fixed-Income Funds - 29.6%
Fidelity Government Income Fund	10,477	$ 109,802
Fidelity Strategic Real Return Fund	10,976	110,966
Fidelity Total Bond Fund	30,338	329,769
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		550,537
TOTAL FIXED-INCOME FUNDS (Cost $609,020)		631,081
Short-Term Funds - 15.4%

Fidelity Institutional Money Market Portfolio Institutional Class	143,656	143,656
Fidelity Short-Term Bond Fund	16,980	144,326
TOTAL SHORT-TERM FUNDS (Cost $287,055)		287,982
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,755,663)	1,864,160
NET OTHER ASSETS (LIABILITIES) - 0.0%	(220)
NET ASSETS - 100%	$ 1,863,940
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2011, the cost of investment securities for income tax purposes was $1,776,406. Net unrealized appreciation aggregated $87,754, of which $110,451 related to appreciated investment securities and $22,697 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2026 Fund

Class A
Class T
Class C
Institutional Class

April 30, 2011

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2026 FundSM

1.858565.103

ARW26-QTLY-0611

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 50.7%
	Shares	Value
Domestic Equity Funds - 44.2%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	5,090	$ 98,840
Fidelity Disciplined Equity Fund	4,142	103,393
Fidelity Equity-Income Fund	2,119	101,966
Fidelity Large Cap Core Enhanced Index Fund	17,542	164,722
Fidelity Series 100 Index Fund	13,025	123,087
Fidelity Series Broad Market Opportunities Fund	14,980	164,926
Fidelity Series Small Cap Opportunities Fund	5,466	66,909
TOTAL DOMESTIC EQUITY FUNDS		823,843
International Equity Funds - 6.5%
Fidelity Advisor International Discovery Fund Institutional Class	3,388	121,254
TOTAL EQUITY FUNDS (Cost $859,588)		945,097
Fixed-Income Funds - 33.9%

High Yield Fixed-Income Funds - 4.3%
Fidelity Capital & Income Fund	4,060	40,398
Fidelity Strategic Income Fund	3,531	40,146
TOTAL HIGH YIELD FIXED-INCOME FUNDS		80,544

	Shares	Value
Investment Grade Fixed-Income Funds - 29.6%
Fidelity Government Income Fund	10,477	$ 109,802
Fidelity Strategic Real Return Fund	10,976	110,966
Fidelity Total Bond Fund	30,338	329,769
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		550,537
TOTAL FIXED-INCOME FUNDS (Cost $609,020)		631,081
Short-Term Funds - 15.4%

Fidelity Institutional Money Market Portfolio Institutional Class	143,656	143,656
Fidelity Short-Term Bond Fund	16,980	144,326
TOTAL SHORT-TERM FUNDS (Cost $287,055)		287,982
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,755,663)	1,864,160
NET OTHER ASSETS (LIABILITIES) - 0.0%	(220)
NET ASSETS - 100%	$ 1,863,940
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2011, the cost of investment securities for income tax purposes was $1,776,406. Net unrealized appreciation aggregated $87,754, of which $110,451 related to appreciated investment securities and $22,697 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2028 FundSM

April 30, 2011

1.858592.103

RW28-QTLY-0611

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 52.8%
	Shares	Value
Domestic Equity Funds - 45.5%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	18,660	$ 362,368
Fidelity Disciplined Equity Fund	15,167	378,578
Fidelity Equity-Income Fund	7,760	373,353
Fidelity Large Cap Core Enhanced Index Fund	64,332	604,077
Fidelity Series 100 Index Fund	47,747	451,212
Fidelity Series Broad Market Opportunities Fund	54,938	604,868
Fidelity Series Small Cap Opportunities Fund	20,060	245,539
TOTAL DOMESTIC EQUITY FUNDS		3,019,995
International Equity Funds - 7.3%
Fidelity Advisor International Discovery Fund Institutional Class	13,540	484,596
TOTAL EQUITY FUNDS (Cost $3,084,244)		3,504,591
Fixed-Income Funds - 33.1%

High Yield Fixed-Income Funds - 4.6%
Fidelity Capital & Income Fund	15,499	154,214
Fidelity Strategic Income Fund	13,479	153,255
TOTAL HIGH YIELD FIXED-INCOME FUNDS		307,469

	Shares	Value
Investment Grade Fixed-Income Funds - 28.5%
Fidelity Government Income Fund	36,002	$ 377,306
Fidelity Strategic Real Return Fund	37,716	381,308
Fidelity Total Bond Fund	104,189	1,132,539
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,891,153
TOTAL FIXED-INCOME FUNDS (Cost $2,067,077)		2,198,622
Short-Term Funds - 14.1%

Fidelity Institutional Money Market Portfolio Institutional Class	465,075	465,075
Fidelity Short-Term Bond Fund	54,971	467,254
TOTAL SHORT-TERM FUNDS (Cost $925,004)		932,329
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,076,325)		6,635,542
NET OTHER ASSETS (LIABILITIES) - 0.0%		(183)
NET ASSETS - 100%		$ 6,635,359
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2011, the cost of investment securities for income tax purposes was $6,191,076. Net unrealized appreciation aggregated $444,466, of which $506,961 related to appreciated investment securities and $62,495 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2028 Fund

Class A
Class T
Class C
Institutional Class

April 30, 2011

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2028 FundSM

1.858567.103

ARW28-QTLY-0611

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 52.8%
	Shares	Value
Domestic Equity Funds - 45.5%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	18,660	$ 362,368
Fidelity Disciplined Equity Fund	15,167	378,578
Fidelity Equity-Income Fund	7,760	373,353
Fidelity Large Cap Core Enhanced Index Fund	64,332	604,077
Fidelity Series 100 Index Fund	47,747	451,212
Fidelity Series Broad Market Opportunities Fund	54,938	604,868
Fidelity Series Small Cap Opportunities Fund	20,060	245,539
TOTAL DOMESTIC EQUITY FUNDS		3,019,995
International Equity Funds - 7.3%
Fidelity Advisor International Discovery Fund Institutional Class	13,540	484,596
TOTAL EQUITY FUNDS (Cost $3,084,244)		3,504,591
Fixed-Income Funds - 33.1%

High Yield Fixed-Income Funds - 4.6%
Fidelity Capital & Income Fund	15,499	154,214
Fidelity Strategic Income Fund	13,479	153,255
TOTAL HIGH YIELD FIXED-INCOME FUNDS		307,469

	Shares	Value
Investment Grade Fixed-Income Funds - 28.5%
Fidelity Government Income Fund	36,002	$ 377,306
Fidelity Strategic Real Return Fund	37,716	381,308
Fidelity Total Bond Fund	104,189	1,132,539
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,891,153
TOTAL FIXED-INCOME FUNDS (Cost $2,067,077)		2,198,622
Short-Term Funds - 14.1%

Fidelity Institutional Money Market Portfolio Institutional Class	465,075	465,075
Fidelity Short-Term Bond Fund	54,971	467,254
TOTAL SHORT-TERM FUNDS (Cost $925,004)		932,329
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,076,325)		6,635,542
NET OTHER ASSETS (LIABILITIES) - 0.0%		(183)
NET ASSETS - 100%		$ 6,635,359
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2011, the cost of investment securities for income tax purposes was $6,191,076. Net unrealized appreciation aggregated $444,466, of which $506,961 related to appreciated investment securities and $62,495 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2030 FundSM

April 30, 2011

1.858594.103

RW30-QTLY-0611

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 54.5%
	Shares	Value
Domestic Equity Funds - 46.4%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	10,712	$ 208,036
Fidelity Disciplined Equity Fund	8,710	217,409
Fidelity Equity-Income Fund	4,460	214,586
Fidelity Large Cap Core Enhanced Index Fund	36,926	346,734
Fidelity Series 100 Index Fund	27,413	259,056
Fidelity Series Broad Market Opportunities Fund	31,533	347,174
Fidelity Series Small Cap Opportunities Fund	11,504	140,814
TOTAL DOMESTIC EQUITY FUNDS		1,733,809
International Equity Funds - 8.1%
Fidelity Advisor International Discovery Fund Institutional Class	8,444	302,212
TOTAL EQUITY FUNDS (Cost $1,756,648)		2,036,021
Fixed-Income Funds - 32.5%

High Yield Fixed-Income Funds - 4.9%
Fidelity Capital & Income Fund	9,210	91,638
Fidelity Strategic Income Fund	8,011	91,089
TOTAL HIGH YIELD FIXED-INCOME FUNDS		182,727

	Shares	Value
Investment Grade Fixed-Income Funds - 27.6%
Fidelity Government Income Fund	19,605	$ 205,461
Fidelity Strategic Real Return Fund	20,529	207,543
Fidelity Total Bond Fund	56,759	616,968
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,029,972
TOTAL FIXED-INCOME FUNDS (Cost $1,175,526)		1,212,699
Short-Term Funds - 13.0%

Fidelity Institutional Money Market Portfolio Institutional Class	242,696	242,696
Fidelity Short-Term Bond Fund	28,679	243,770
TOTAL SHORT-TERM FUNDS (Cost $484,271)		486,466
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,416,445)		3,735,186
NET OTHER ASSETS (LIABILITIES) - 0.0%		(196)
NET ASSETS - 100%		$ 3,734,990
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2011, the cost of investment securities for income tax purposes was $3,466,427. Net unrealized appreciation aggregated $268,759, of which $299,301 related to appreciated investment securities and $30,542 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2030 Fund

Class A
Class T
Class C
Institutional Class

April 30, 2011

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2030 FundSM

1.858570.103

ARW30-QTLY-0611

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 54.5%
	Shares	Value
Domestic Equity Funds - 46.4%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	10,712	$ 208,036
Fidelity Disciplined Equity Fund	8,710	217,409
Fidelity Equity-Income Fund	4,460	214,586
Fidelity Large Cap Core Enhanced Index Fund	36,926	346,734
Fidelity Series 100 Index Fund	27,413	259,056
Fidelity Series Broad Market Opportunities Fund	31,533	347,174
Fidelity Series Small Cap Opportunities Fund	11,504	140,814
TOTAL DOMESTIC EQUITY FUNDS		1,733,809
International Equity Funds - 8.1%
Fidelity Advisor International Discovery Fund Institutional Class	8,444	302,212
TOTAL EQUITY FUNDS (Cost $1,756,648)		2,036,021
Fixed-Income Funds - 32.5%

High Yield Fixed-Income Funds - 4.9%
Fidelity Capital & Income Fund	9,210	91,638
Fidelity Strategic Income Fund	8,011	91,089
TOTAL HIGH YIELD FIXED-INCOME FUNDS		182,727

	Shares	Value
Investment Grade Fixed-Income Funds - 27.6%
Fidelity Government Income Fund	19,605	$ 205,461
Fidelity Strategic Real Return Fund	20,529	207,543
Fidelity Total Bond Fund	56,759	616,968
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,029,972
TOTAL FIXED-INCOME FUNDS (Cost $1,175,526)		1,212,699
Short-Term Funds - 13.0%

Fidelity Institutional Money Market Portfolio Institutional Class	242,696	242,696
Fidelity Short-Term Bond Fund	28,679	243,770
TOTAL SHORT-TERM FUNDS (Cost $484,271)		486,466
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,416,445)		3,735,186
NET OTHER ASSETS (LIABILITIES) - 0.0%		(196)
NET ASSETS - 100%		$ 3,734,990
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2011, the cost of investment securities for income tax purposes was $3,466,427. Net unrealized appreciation aggregated $268,759, of which $299,301 related to appreciated investment securities and $30,542 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2032 FundSM

April 30, 2011

1.858596.103

RW32-QTLY-0611

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 56.2%
	Shares	Value
Domestic Equity Funds - 47.3%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	6,905	$ 134,091
Fidelity Disciplined Equity Fund	5,614	140,119
Fidelity Equity-Income Fund	2,872	138,181
Fidelity Large Cap Core Enhanced Index Fund	23,789	223,382
Fidelity Series 100 Index Fund	17,656	166,851
Fidelity Series Broad Market Opportunities Fund	20,316	223,675
Fidelity Series Small Cap Opportunities Fund	7,430	90,945
TOTAL DOMESTIC EQUITY FUNDS		1,117,244
International Equity Funds - 8.9%
Fidelity Advisor International Discovery Fund Institutional Class	5,878	210,371
TOTAL EQUITY FUNDS (Cost $965,715)		1,327,615
Fixed-Income Funds - 31.8%

High Yield Fixed-Income Funds - 5.1%
Fidelity Capital & Income Fund	6,102	60,714
Fidelity Strategic Income Fund	5,307	60,336
TOTAL HIGH YIELD FIXED-INCOME FUNDS		121,050

	Shares	Value
Investment Grade Fixed-Income Funds - 26.7%
Fidelity Government Income Fund	12,014	$ 125,905
Fidelity Strategic Real Return Fund	12,586	127,244
Fidelity Total Bond Fund	34,810	378,391
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		631,540
TOTAL FIXED-INCOME FUNDS (Cost $697,596)		752,590
Short-Term Funds - 12.0%

Fidelity Institutional Money Market Portfolio Institutional Class	141,283	141,283
Fidelity Short-Term Bond Fund	16,699	141,944
TOTAL SHORT-TERM FUNDS (Cost $280,029)		283,227
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,943,340)	2,363,432
NET OTHER ASSETS (LIABILITIES) - 0.0%	(79)
NET ASSETS - 100%	$ 2,363,353
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2011, the cost of investment securities for income tax purposes was $1,945,048. Net unrealized appreciation aggregated $418,384, of which $421,207 related to appreciated investment securities and $2,823 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2032 Fund

Class A
Class T
Class C
Institutional Class

April 30, 2011

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2032 FundSM

1.858572.103

ARW32-QTLY-0611

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 56.2%
	Shares	Value
Domestic Equity Funds - 47.3%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	6,905	$ 134,091
Fidelity Disciplined Equity Fund	5,614	140,119
Fidelity Equity-Income Fund	2,872	138,181
Fidelity Large Cap Core Enhanced Index Fund	23,789	223,382
Fidelity Series 100 Index Fund	17,656	166,851
Fidelity Series Broad Market Opportunities Fund	20,316	223,675
Fidelity Series Small Cap Opportunities Fund	7,430	90,945
TOTAL DOMESTIC EQUITY FUNDS		1,117,244
International Equity Funds - 8.9%
Fidelity Advisor International Discovery Fund Institutional Class	5,878	210,371
TOTAL EQUITY FUNDS (Cost $965,715)		1,327,615
Fixed-Income Funds - 31.8%

High Yield Fixed-Income Funds - 5.1%
Fidelity Capital & Income Fund	6,102	60,714
Fidelity Strategic Income Fund	5,307	60,336
TOTAL HIGH YIELD FIXED-INCOME FUNDS		121,050

	Shares	Value
Investment Grade Fixed-Income Funds - 26.7%
Fidelity Government Income Fund	12,014	$ 125,905
Fidelity Strategic Real Return Fund	12,586	127,244
Fidelity Total Bond Fund	34,810	378,391
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		631,540
TOTAL FIXED-INCOME FUNDS (Cost $697,596)		752,590
Short-Term Funds - 12.0%

Fidelity Institutional Money Market Portfolio Institutional Class	141,283	141,283
Fidelity Short-Term Bond Fund	16,699	141,944
TOTAL SHORT-TERM FUNDS (Cost $280,029)		283,227
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,943,340)	2,363,432
NET OTHER ASSETS (LIABILITIES) - 0.0%	(79)
NET ASSETS - 100%	$ 2,363,353
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2011, the cost of investment securities for income tax purposes was $1,945,048. Net unrealized appreciation aggregated $418,384, of which $421,207 related to appreciated investment securities and $2,823 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2034 FundSM

April 30, 2011

1.858598.103

RW34-QTLY-0611

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 57.8%
	Shares	Value
Domestic Equity Funds - 48.1%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	5,665	$ 110,020
Fidelity Disciplined Equity Fund	4,611	115,089
Fidelity Equity-Income Fund	2,359	113,495
Fidelity Large Cap Core Enhanced Index Fund	19,539	183,473
Fidelity Series 100 Index Fund	14,502	137,042
Fidelity Series Broad Market Opportunities Fund	16,686	183,714
Fidelity Series Small Cap Opportunities Fund	6,096	74,619
TOTAL DOMESTIC EQUITY FUNDS		917,452
International Equity Funds - 9.7%
Fidelity Advisor International Discovery Fund Institutional Class	5,195	185,919
TOTAL EQUITY FUNDS (Cost $813,007)		1,103,371
Fixed-Income Funds - 31.7%

High Yield Fixed-Income Funds - 5.4%
Fidelity Capital & Income Fund	5,153	51,274
Fidelity Strategic Income Fund	4,481	50,955
TOTAL HIGH YIELD FIXED-INCOME FUNDS		102,229

	Shares	Value
Investment Grade Fixed-Income Funds - 26.3%
Fidelity Government Income Fund	9,565	$ 100,238
Fidelity Strategic Real Return Fund	10,020	101,305
Fidelity Total Bond Fund	27,680	300,882
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		502,425
TOTAL FIXED-INCOME FUNDS (Cost $539,206)		604,654
Short-Term Funds - 10.5%

Fidelity Institutional Money Market Portfolio Institutional Class	100,324	100,324
Fidelity Short-Term Bond Fund	11,858	100,795
TOTAL SHORT-TERM FUNDS (Cost $197,787)		201,119
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,550,000)	1,909,144
NET OTHER ASSETS (LIABILITIES) - 0.0%	(36)
NET ASSETS - 100%	$ 1,909,108
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2011, the cost of investment securities for income tax purposes was $1,587,228. Net unrealized appreciation aggregated $321,916, of which $322,491 related to appreciated investment securities and $575 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2034 Fund

Class A
Class T
Class C
Institutional Class

April 30, 2011

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2034 FundSM

1.858574.103

ARW34-QTLY-0611

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 57.8%
	Shares	Value
Domestic Equity Funds - 48.1%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	5,665	$ 110,020
Fidelity Disciplined Equity Fund	4,611	115,089
Fidelity Equity-Income Fund	2,359	113,495
Fidelity Large Cap Core Enhanced Index Fund	19,539	183,473
Fidelity Series 100 Index Fund	14,502	137,042
Fidelity Series Broad Market Opportunities Fund	16,686	183,714
Fidelity Series Small Cap Opportunities Fund	6,096	74,619
TOTAL DOMESTIC EQUITY FUNDS		917,452
International Equity Funds - 9.7%
Fidelity Advisor International Discovery Fund Institutional Class	5,195	185,919
TOTAL EQUITY FUNDS (Cost $813,007)		1,103,371
Fixed-Income Funds - 31.7%

High Yield Fixed-Income Funds - 5.4%
Fidelity Capital & Income Fund	5,153	51,274
Fidelity Strategic Income Fund	4,481	50,955
TOTAL HIGH YIELD FIXED-INCOME FUNDS		102,229

	Shares	Value
Investment Grade Fixed-Income Funds - 26.3%
Fidelity Government Income Fund	9,565	$ 100,238
Fidelity Strategic Real Return Fund	10,020	101,305
Fidelity Total Bond Fund	27,680	300,882
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		502,425
TOTAL FIXED-INCOME FUNDS (Cost $539,206)		604,654
Short-Term Funds - 10.5%

Fidelity Institutional Money Market Portfolio Institutional Class	100,324	100,324
Fidelity Short-Term Bond Fund	11,858	100,795
TOTAL SHORT-TERM FUNDS (Cost $197,787)		201,119
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,550,000)	1,909,144
NET OTHER ASSETS (LIABILITIES) - 0.0%	(36)
NET ASSETS - 100%	$ 1,909,108
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2011, the cost of investment securities for income tax purposes was $1,587,228. Net unrealized appreciation aggregated $321,916, of which $322,491 related to appreciated investment securities and $575 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2036 FundSM

April 30, 2011

1.858600.103

RW36-QTLY-0611

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 59.6%
	Shares	Value
Domestic Equity Funds - 48.9%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	6,339	$ 123,094
Fidelity Disciplined Equity Fund	5,155	128,665
Fidelity Equity-Income Fund	2,637	126,884
Fidelity Large Cap Core Enhanced Index Fund	21,853	205,203
Fidelity Series 100 Index Fund	16,231	153,379
Fidelity Series Broad Market Opportunities Fund	18,662	205,472
Fidelity Series Small Cap Opportunities Fund	6,815	83,412
TOTAL DOMESTIC EQUITY FUNDS		1,026,109
International Equity Funds - 10.7%
Fidelity Advisor International Discovery Fund Institutional Class	6,233	223,063
TOTAL EQUITY FUNDS (Cost $1,159,748)		1,249,172
Fixed-Income Funds - 31.1%

High Yield Fixed-Income Funds - 5.6%
Fidelity Capital & Income Fund	5,949	59,192
Fidelity Strategic Income Fund	5,174	58,823
TOTAL HIGH YIELD FIXED-INCOME FUNDS		118,015

	Shares	Value
Investment Grade Fixed-Income Funds - 25.5%
Fidelity Government Income Fund	10,165	$ 106,534
Fidelity Strategic Real Return Fund	10,650	107,668
Fidelity Total Bond Fund	29,399	319,569
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		533,771
TOTAL FIXED-INCOME FUNDS (Cost $628,402)		651,786
Short-Term Funds - 9.3%

Fidelity Institutional Money Market Portfolio Institutional Class	97,887	97,887
Fidelity Short-Term Bond Fund	11,573	98,374
TOTAL SHORT-TERM FUNDS (Cost $195,834)		196,261
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,983,984)	2,097,219
NET OTHER ASSETS (LIABILITIES) - 0.0%	(169)
NET ASSETS - 100%	$ 2,097,050
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2011, the cost of investment securities for income tax purposes was $2,000,384. Net unrealized appreciation aggregated $96,835, of which $143,845 related to appreciated investment securities and $47,010 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2036 Fund

Class A
Class T
Class C
Institutional Class

April 30, 2011

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2036 FundSM

1.858576.103

ARW36-QTLY-0611

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 59.6%
	Shares	Value
Domestic Equity Funds - 48.9%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	6,339	$ 123,094
Fidelity Disciplined Equity Fund	5,155	128,665
Fidelity Equity-Income Fund	2,637	126,884
Fidelity Large Cap Core Enhanced Index Fund	21,853	205,203
Fidelity Series 100 Index Fund	16,231	153,379
Fidelity Series Broad Market Opportunities Fund	18,662	205,472
Fidelity Series Small Cap Opportunities Fund	6,815	83,412
TOTAL DOMESTIC EQUITY FUNDS		1,026,109
International Equity Funds - 10.7%
Fidelity Advisor International Discovery Fund Institutional Class	6,233	223,063
TOTAL EQUITY FUNDS (Cost $1,159,748)		1,249,172
Fixed-Income Funds - 31.1%

High Yield Fixed-Income Funds - 5.6%
Fidelity Capital & Income Fund	5,949	59,192
Fidelity Strategic Income Fund	5,174	58,823
TOTAL HIGH YIELD FIXED-INCOME FUNDS		118,015

	Shares	Value
Investment Grade Fixed-Income Funds - 25.5%
Fidelity Government Income Fund	10,165	$ 106,534
Fidelity Strategic Real Return Fund	10,650	107,668
Fidelity Total Bond Fund	29,399	319,569
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		533,771
TOTAL FIXED-INCOME FUNDS (Cost $628,402)		651,786
Short-Term Funds - 9.3%

Fidelity Institutional Money Market Portfolio Institutional Class	97,887	97,887
Fidelity Short-Term Bond Fund	11,573	98,374
TOTAL SHORT-TERM FUNDS (Cost $195,834)		196,261
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,983,984)	2,097,219
NET OTHER ASSETS (LIABILITIES) - 0.0%	(169)
NET ASSETS - 100%	$ 2,097,050
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2011, the cost of investment securities for income tax purposes was $2,000,384. Net unrealized appreciation aggregated $96,835, of which $143,845 related to appreciated investment securities and $47,010 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2038 FundSM

April 30, 2011

1.867270.103

RW38-QTLY-0611

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 61.7%
	Shares	Value
Domestic Equity Funds - 50.1%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	5,037	$ 97,818
Fidelity Disciplined Equity Fund	4,099	102,314
Fidelity Equity-Income Fund	2,097	100,900
Fidelity Large Cap Core Enhanced Index Fund	17,360	163,012
Fidelity Series 100 Index Fund	12,889	121,801
Fidelity Series Broad Market Opportunities Fund	14,825	163,225
Fidelity Series Small Cap Opportunities Fund	5,411	66,227
TOTAL DOMESTIC EQUITY FUNDS		815,297
International Equity Funds - 11.6%
Fidelity Advisor International Discovery Fund Institutional Class	5,290	189,334
TOTAL EQUITY FUNDS (Cost $748,278)		1,004,631
Fixed-Income Funds - 31.0%

High Yield Fixed-Income Funds - 5.9%
Fidelity Capital & Income Fund	4,860	48,354
Fidelity Strategic Income Fund	4,226	48,053
TOTAL HIGH YIELD FIXED-INCOME FUNDS		96,407

	Shares	Value
Investment Grade Fixed-Income Funds - 25.1%
Fidelity Government Income Fund	7,782	$ 81,559
Fidelity Strategic Real Return Fund	8,153	82,424
Fidelity Total Bond Fund	22,507	244,649
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		408,632
TOTAL FIXED-INCOME FUNDS (Cost $457,614)		505,039
Short-Term Funds - 7.3%

Fidelity Institutional Money Market Portfolio Institutional Class	59,557	59,557
Fidelity Short-Term Bond Fund	7,039	59,836
TOTAL SHORT-TERM FUNDS (Cost $117,631)		119,393
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,323,523)	1,629,063
NET OTHER ASSETS (LIABILITIES) - 0.0%	(46)
NET ASSETS - 100%	$ 1,629,017
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2011, the cost of investment securities for income tax purposes was $1,338,393. Net unrealized appreciation aggregated $290,670, of which $291,510 related to appreciated investment securities and $840 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2038 Fund

Class A
Class T
Class C
Institutional Class

April 30, 2011

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2038 FundSM

1.867281.103

ARW38-QTLY-0611

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 61.7%
	Shares	Value
Domestic Equity Funds - 50.1%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	5,037	$ 97,818
Fidelity Disciplined Equity Fund	4,099	102,314
Fidelity Equity-Income Fund	2,097	100,900
Fidelity Large Cap Core Enhanced Index Fund	17,360	163,012
Fidelity Series 100 Index Fund	12,889	121,801
Fidelity Series Broad Market Opportunities Fund	14,825	163,225
Fidelity Series Small Cap Opportunities Fund	5,411	66,227
TOTAL DOMESTIC EQUITY FUNDS		815,297
International Equity Funds - 11.6%
Fidelity Advisor International Discovery Fund Institutional Class	5,290	189,334
TOTAL EQUITY FUNDS (Cost $748,278)		1,004,631
Fixed-Income Funds - 31.0%

High Yield Fixed-Income Funds - 5.9%
Fidelity Capital & Income Fund	4,860	48,354
Fidelity Strategic Income Fund	4,226	48,053
TOTAL HIGH YIELD FIXED-INCOME FUNDS		96,407

	Shares	Value
Investment Grade Fixed-Income Funds - 25.1%
Fidelity Government Income Fund	7,782	$ 81,559
Fidelity Strategic Real Return Fund	8,153	82,424
Fidelity Total Bond Fund	22,507	244,649
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		408,632
TOTAL FIXED-INCOME FUNDS (Cost $457,614)		505,039
Short-Term Funds - 7.3%

Fidelity Institutional Money Market Portfolio Institutional Class	59,557	59,557
Fidelity Short-Term Bond Fund	7,039	59,836
TOTAL SHORT-TERM FUNDS (Cost $117,631)		119,393
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,323,523)	1,629,063
NET OTHER ASSETS (LIABILITIES) - 0.0%	(46)
NET ASSETS - 100%	$ 1,629,017
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2011, the cost of investment securities for income tax purposes was $1,338,393. Net unrealized appreciation aggregated $290,670, of which $291,510 related to appreciated investment securities and $840 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2040 FundSM

April 30, 2011

1.867274.103

RW40-QTLY-0611

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 64.3%
	Shares	Value
Domestic Equity Funds - 51.5%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	5,009	$ 97,283
Fidelity Disciplined Equity Fund	4,077	101,769
Fidelity Equity-Income Fund	2,081	100,137
Fidelity Large Cap Core Enhanced Index Fund	17,270	162,161
Fidelity Series 100 Index Fund	12,812	121,070
Fidelity Series Broad Market Opportunities Fund	14,750	162,399
Fidelity Series Small Cap Opportunities Fund	5,387	65,940
TOTAL DOMESTIC EQUITY FUNDS		810,759
International Equity Funds - 12.8%
Fidelity Advisor International Discovery Fund Institutional Class	5,608	200,712
TOTAL EQUITY FUNDS (Cost $804,061)		1,011,471
Fixed-Income Funds - 30.9%

High Yield Fixed-Income Funds - 6.3%
Fidelity Capital & Income Fund	4,978	49,532
Fidelity Strategic Income Fund	4,326	49,186
TOTAL HIGH YIELD FIXED-INCOME FUNDS		98,718

	Shares	Value
Investment Grade Fixed-Income Funds - 24.6%
Fidelity Government Income Fund	7,373	$ 77,268
Fidelity Strategic Real Return Fund	7,731	78,161
Fidelity Total Bond Fund	21,368	232,263
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		387,692
TOTAL FIXED-INCOME FUNDS (Cost $457,241)		486,410
Short-Term Funds - 4.8%

Fidelity Institutional Money Market Portfolio Institutional Class	37,659	37,659
Fidelity Short-Term Bond Fund	4,454	37,857
TOTAL SHORT-TERM FUNDS (Cost $75,051)		75,516
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,336,353)	1,573,397
NET OTHER ASSETS (LIABILITIES) - 0.0%	(92)
NET ASSETS - 100%	$ 1,573,305
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2011, the cost of investment securities for income tax purposes was $1,354,498. Net unrealized appreciation aggregated $218,899, of which $219,511 related to appreciated investment securities and $612 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2040 Fund

Class A
Class T
Class C
Institutional Class

April 30, 2011

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2040 FundSM

1.867286.103

ARW40-QTLY-0611

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 64.3%
	Shares	Value
Domestic Equity Funds - 51.5%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	5,009	$ 97,283
Fidelity Disciplined Equity Fund	4,077	101,769
Fidelity Equity-Income Fund	2,081	100,137
Fidelity Large Cap Core Enhanced Index Fund	17,270	162,161
Fidelity Series 100 Index Fund	12,812	121,070
Fidelity Series Broad Market Opportunities Fund	14,750	162,399
Fidelity Series Small Cap Opportunities Fund	5,387	65,940
TOTAL DOMESTIC EQUITY FUNDS		810,759
International Equity Funds - 12.8%
Fidelity Advisor International Discovery Fund Institutional Class	5,608	200,712
TOTAL EQUITY FUNDS (Cost $804,061)		1,011,471
Fixed-Income Funds - 30.9%

High Yield Fixed-Income Funds - 6.3%
Fidelity Capital & Income Fund	4,978	49,532
Fidelity Strategic Income Fund	4,326	49,186
TOTAL HIGH YIELD FIXED-INCOME FUNDS		98,718

	Shares	Value
Investment Grade Fixed-Income Funds - 24.6%
Fidelity Government Income Fund	7,373	$ 77,268
Fidelity Strategic Real Return Fund	7,731	78,161
Fidelity Total Bond Fund	21,368	232,263
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		387,692
TOTAL FIXED-INCOME FUNDS (Cost $457,241)		486,410
Short-Term Funds - 4.8%

Fidelity Institutional Money Market Portfolio Institutional Class	37,659	37,659
Fidelity Short-Term Bond Fund	4,454	37,857
TOTAL SHORT-TERM FUNDS (Cost $75,051)		75,516
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,336,353)	1,573,397
NET OTHER ASSETS (LIABILITIES) - 0.0%	(92)
NET ASSETS - 100%	$ 1,573,305
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2011, the cost of investment securities for income tax purposes was $1,354,498. Net unrealized appreciation aggregated $218,899, of which $219,511 related to appreciated investment securities and $612 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2042 FundSM

April 30, 2011

1.867278.103

RW42-QTLY-0611

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 65.4%
	Shares	Value
Domestic Equity Funds - 52.3%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	18,664	$ 362,451
Fidelity Disciplined Equity Fund	15,184	379,000
Fidelity Equity-Income Fund	7,769	373,779
Fidelity Large Cap Core Enhanced Index Fund	64,347	604,217
Fidelity Series 100 Index Fund	47,759	451,323
Fidelity Series Broad Market Opportunities Fund	54,950	604,995
Fidelity Series Small Cap Opportunities Fund	20,064	245,589
TOTAL DOMESTIC EQUITY FUNDS		3,021,354
International Equity Funds - 13.1%
Fidelity Advisor International Discovery Fund Institutional Class	21,156	757,174
TOTAL EQUITY FUNDS (Cost $3,153,179)		3,778,528
Fixed-Income Funds - 31.3%

High Yield Fixed-Income Funds - 6.6%
Fidelity Capital & Income Fund	19,092	189,961
Fidelity Strategic Income Fund	16,604	188,783
TOTAL HIGH YIELD FIXED-INCOME FUNDS		378,744

	Shares	Value
Investment Grade Fixed-Income Funds - 24.7%
Fidelity Government Income Fund	27,169	$ 284,732
Fidelity Strategic Real Return Fund	28,462	287,746
Fidelity Total Bond Fund	78,574	854,100
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,426,578
TOTAL FIXED-INCOME FUNDS (Cost $1,687,166)		1,805,322
Short-Term Funds - 3.3%

Fidelity Institutional Money Market Portfolio Institutional Class	95,608	95,608
Fidelity Short-Term Bond Fund	11,301	96,055
TOTAL SHORT-TERM FUNDS (Cost $190,330)		191,663
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,030,675)	5,775,513
NET OTHER ASSETS (LIABILITIES) - 0.0%	(6)
NET ASSETS - 100%	$ 5,775,507
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2011, the cost of investment securities for income tax purposes was $5,087,657. Net unrealized appreciation aggregated $687,856, of which $725,867 related to appreciated investment securities and $38,011 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2042 Fund

Class A
Class T
Class C
Institutional Class

April 30, 2011

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2042 FundSM

1.867291.103

ARW42-QTLY-0611

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 65.4%
	Shares	Value
Domestic Equity Funds - 52.3%
Fidelity Advisor Mid Cap II Fund Institutional Class (a)	18,664	$ 362,451
Fidelity Disciplined Equity Fund	15,184	379,000
Fidelity Equity-Income Fund	7,769	373,779
Fidelity Large Cap Core Enhanced Index Fund	64,347	604,217
Fidelity Series 100 Index Fund	47,759	451,323
Fidelity Series Broad Market Opportunities Fund	54,950	604,995
Fidelity Series Small Cap Opportunities Fund	20,064	245,589
TOTAL DOMESTIC EQUITY FUNDS		3,021,354
International Equity Funds - 13.1%
Fidelity Advisor International Discovery Fund Institutional Class	21,156	757,174
TOTAL EQUITY FUNDS (Cost $3,153,179)		3,778,528
Fixed-Income Funds - 31.3%

High Yield Fixed-Income Funds - 6.6%
Fidelity Capital & Income Fund	19,092	189,961
Fidelity Strategic Income Fund	16,604	188,783
TOTAL HIGH YIELD FIXED-INCOME FUNDS		378,744

	Shares	Value
Investment Grade Fixed-Income Funds - 24.7%
Fidelity Government Income Fund	27,169	$ 284,732
Fidelity Strategic Real Return Fund	28,462	287,746
Fidelity Total Bond Fund	78,574	854,100
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,426,578
TOTAL FIXED-INCOME FUNDS (Cost $1,687,166)		1,805,322
Short-Term Funds - 3.3%

Fidelity Institutional Money Market Portfolio Institutional Class	95,608	95,608
Fidelity Short-Term Bond Fund	11,301	96,055
TOTAL SHORT-TERM FUNDS (Cost $190,330)		191,663
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,030,675)	5,775,513
NET OTHER ASSETS (LIABILITIES) - 0.0%	(6)
NET ASSETS - 100%	$ 5,775,507
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2011, the cost of investment securities for income tax purposes was $5,087,657. Net unrealized appreciation aggregated $687,856, of which $725,867 related to appreciated investment securities and $38,011 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Intermediate Government
Income Fund

April 30, 2011

1.800340.107

SLM-QTLY-0611

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 81.0%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 6.0%
Fannie Mae:
0.375% 12/28/12	$ 8,610	$ 8,590
1.25% 8/20/13	3,330	3,360
1.25% 2/27/14	1,437	1,444
Federal Home Loan Bank:
0.875% 8/22/12	2,100	2,112
0.875% 12/27/13	465	463
1.875% 6/21/13	12,060	12,347
Freddie Mac:
0.375% 11/30/12	2,964	2,957
1.375% 2/25/14	11,890	11,985
4.5% 1/15/14	1,578	1,722
Israeli State (guaranteed by U.S. Government through Agency for International Development) 6.8% 2/15/12	2,067	2,125
Private Export Funding Corp. secured:
4.974% 8/15/13	3,435	3,754
5.66% 9/15/11 (c)	9,000	9,172
5.685% 5/15/12	3,915	4,131
Small Business Administration guaranteed development participation certificates Series 2004-20H Class 1, 5.17% 8/1/24	472	506
Tennessee Valley Authority 3.875% 2/15/21	7,910	8,043
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		72,711
U.S. Treasury Obligations - 66.0%
U.S. Treasury Bonds 8.75% 5/15/17	14,750	20,126
U.S. Treasury Notes:
0.625% 4/30/13	111,064	111,098
0.75% 3/31/13	7,179	7,203
1.25% 4/15/14 (b)	174,167	175,436
1.25% 8/31/15	1,000	982
1.375% 2/15/13	9,255	9,395
1.75% 4/15/13	6,035	6,170
1.75% 7/31/15	2,000	2,010
1.875% 6/30/15	35,554	35,962
2% 4/30/16	86,181	86,309
2.125% 5/31/15	1,574	1,610
2.375% 8/31/14	9,290	9,649
2.375% 9/30/14	4,572	4,748
2.375% 10/31/14	16,136	16,747
2.375% 7/31/17	12,000	11,948
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2.5% 3/31/15	$ 7,000	$ 7,278
2.5% 6/30/17	1,800	1,809
2.625% 4/30/18	47,423	47,304
2.625% 8/15/20	23,705	22,555
2.625% 11/15/20	5,670	5,368
2.75% 2/15/19	2,505	2,484
3% 9/30/16	6,641	6,938
3% 2/28/17	26,424	27,442
3.125% 10/31/16	33,540	35,209
3.125% 1/31/17	27,081	28,350
3.125% 5/15/19	26,941	27,330
3.375% 6/30/13	1,138	1,204
3.5% 5/15/20	14,175	14,559
3.625% 8/15/19	9,790	10,263
3.625% 2/15/20	11,372	11,831
3.625% 2/15/21	5,704	5,864
4.25% 11/15/17	6,260	6,921
4.5% 5/15/17 (e)	1,369	1,535
4.625% 2/15/17	14,625	16,502
4.75% 8/15/17	12,139	13,790
TOTAL U.S. TREASURY OBLIGATIONS		793,929
Other Government Related - 9.0%
Bank of America Corp.:
2.1% 4/30/12 (FDIC Guaranteed) (d)	1,493	1,519
3.125% 6/15/12 (FDIC Guaranteed) (d)	305	314
Citibank NA 1.875% 5/7/12 (FDIC Guaranteed) (d)	22,000	22,348
Citigroup Funding, Inc.:
1.875% 10/22/12 (FDIC Guaranteed) (d)	20,600	21,013
1.875% 11/15/12 (FDIC Guaranteed) (d)	3,800	3,880
2% 3/30/12 (FDIC Guaranteed) (d)	10,000	10,161
2.125% 7/12/12 (FDIC Guaranteed) (d)	2,384	2,435
General Electric Capital Corp.:
2% 9/28/12 (FDIC Guaranteed) (d)	13,000	13,286
2.625% 12/28/12 (FDIC Guaranteed) (d)	4,364	4,513
3% 12/9/11 (FDIC Guaranteed) (d)	1,030	1,047
GMAC, Inc. 1.75% 10/30/12 (FDIC Guaranteed) (d)	15,000	15,293
Goldman Sachs Group, Inc. 3.25% 6/15/12 (FDIC Guaranteed) (d)	306	316
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
Other Government Related - continued
JPMorgan Chase & Co.:
2.2% 6/15/12 (FDIC Guaranteed) (d)	$ 2,260	$ 2,306
3.125% 12/1/11 (FDIC Guaranteed) (d)	170	173
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.608% 12/7/20 (NCUA Guaranteed) (f)	2,979	2,985
Series 2011-R1 Class 1A, 0.709% 1/8/20 (NCUA Guaranteed) (f)	4,278	4,284
Series 2011-R4 Class 1A, 0.6262% 3/6/20 (NCUA Guaranteed) (f)	2,759	2,760
TOTAL OTHER GOVERNMENT RELATED		108,633
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $963,079)		975,273
U.S. Government Agency - Mortgage Securities - 9.7%

Fannie Mae - 6.0%
2.01% 2/1/33 (f)	35	37
2.059% 3/1/35 (f)	35	37
2.065% 7/1/35 (f)	16	17
2.119% 10/1/33 (f)	17	18
2.14% 12/1/34 (f)	36	38
2.277% 11/1/33 (f)	87	91
2.284% 3/1/35 (f)	7	7
2.419% 2/1/34 (f)	235	246
2.465% 7/1/36 (f)	152	159
2.481% 10/1/35 (f)	52	53
2.503% 2/1/36 (f)	66	70
2.532% 7/1/34 (f)	20	21
2.534% 1/1/35 (f)	183	191
2.544% 7/1/35 (f)	46	49
2.553% 10/1/33 (f)	33	35
2.563% 3/1/33 (f)	92	96
2.566% 2/1/34 (f)	12	13
2.573% 3/1/35 (f)	22	23
2.59% 6/1/36 (f)	24	26
2.628% 11/1/36 (f)	216	227
2.642% 7/1/35 (f)	213	224
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
2.674% 2/1/37 (f)	$ 378	$ 397
2.837% 9/1/36 (f)	101	106
2.883% 6/1/47 (f)	99	104
3.12% 8/1/35 (f)	463	492
3.346% 1/1/40 (f)	10,892	11,361
3.473% 3/1/40 (f)	2,797	2,945
3.5% 9/1/40 to 1/1/41	24,965	23,852
3.658% 3/1/40 (f)	1,615	1,699
3.691% 5/1/40 (f)	1,531	1,612
3.698% 5/1/40 (f)	1,824	1,924
3.74% 1/1/40 (f)	1,469	1,552
3.79% 6/1/40 (f)	1,610	1,706
3.851% 7/1/40 (f)	966	1,010
3.869% 4/1/40 (f)	1,878	1,977
3.972% 11/1/39 (f)	1,384	1,465
3.979% 1/1/40 (f)	1,727	1,818
3.985% 4/1/40 (f)	1,904	2,009
4% 9/1/13	120	125
4.003% 1/1/40 (f)	887	934
4.013% 2/1/40 (f)	1,814	1,909
4.103% 1/1/40 (f)	1,318	1,386
4.23% 9/1/39 (f)	1,251	1,318
4.632% 4/1/36 (f)	324	340
5% 2/1/16 to 4/1/22	204	219
5.5% 10/1/20 to 4/1/21	4,719	5,127
5.835% 5/1/36 (f)	55	58
5.963% 3/1/37 (f)	56	60
6% 6/1/16 to 3/1/34	1,716	1,893
6.5% 6/1/16 to 5/1/27	865	952
7% 3/1/12 to 9/1/14	51	53
9% 2/1/13	0	0*
10.25% 10/1/18	3	3
11% 9/1/15 to 1/1/16	11	13
11.25% 5/1/14 to 1/1/16	21	23
11.5% 1/1/13 to 6/15/19	33	37
12.25% 8/1/13	1	1
12.5% 1/1/13 to 7/1/16	58	66
13% 10/1/14	18	21
13.25% 9/1/11	1	1
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
13.5% 11/1/14	$ 1	$ 1
15% 4/1/12	0	0*
		72,247
Freddie Mac - 2.4%
1.998% 3/1/35 (f)	105	107
2.075% 3/1/37 (f)	22	23
2.17% 7/1/35 (f)	970	1,005
2.18% 5/1/37 (f)	61	63
2.394% 6/1/33 (f)	201	209
2.482% 11/1/35 (f)	194	202
2.489% 1/1/36 (f)	209	220
2.508% 12/1/36 (f)	670	701
2.512% 12/1/33 (f)	441	463
2.512% 10/1/35 (f)	221	231
2.54% 6/1/37 (f)	194	204
2.544% 5/1/37 (f)	356	373
2.549% 5/1/37 (f)	628	661
2.556% 4/1/37 (f)	78	81
2.605% 4/1/34 (f)	778	817
2.635% 7/1/35 (f)	212	221
2.658% 2/1/36 (f)	17	18
2.745% 10/1/36 (f)	251	262
2.786% 1/1/35 (f)	541	569
2.863% 3/1/36 (f)	693	726
2.942% 3/1/33 (f)	6	7
3.021% 7/1/35 (f)	190	202
3.055% 5/1/37 (f)	56	59
3.329% 10/1/35 (f)	35	37
3.804% 4/1/40 (f)	1,534	1,608
3.92% 5/1/40 (f)	1,346	1,409
3.985% 3/1/40 (f)	1,576	1,663
4.021% 12/1/39 (f)	1,285	1,349
4.105% 12/1/39 (f)	833	877
5.5% 11/1/18 to 11/1/21	12,225	13,274
5.847% 6/1/37 (f)	23	25
6.147% 7/1/36 (f)	81	85
6.316% 8/1/37 (f)	124	132
6.473% 2/1/37 (f)	49	51
6.5% 12/1/21	379	416
7.22% 4/1/37 (f)	4	4
9% 7/1/16	14	15
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
9.5% 7/1/16 to 8/1/21	$ 123	$ 140
10% 4/1/15 to 3/1/21	228	263
10.5% 1/1/21	2	2
11% 9/1/20	10	12
11.25% 6/1/14	26	29
11.5% 10/1/15 to 11/1/15	18	20
12% 2/1/13 to 11/1/19	14	15
12.25% 11/1/13 to 8/1/15	17	19
12.5% 10/1/12 to 6/1/19	151	169
13% 8/1/13 to 5/1/17	17	19
14% 11/1/12 to 4/1/16	2	2
		29,059
Ginnie Mae - 1.3%
4% 9/15/25	596	629
5.5% 2/20/60 (h)	12,619	13,874
8% 12/15/23	219	251
8.5% 6/15/16 to 2/15/17	3	3
10.5% 9/15/15 to 10/15/21	335	400
11% 5/20/16 to 1/20/21	28	34
13% 9/15/13 to 10/15/13	4	5
13.25% 8/15/14	5	5
13.5% 12/15/14	1	1
		15,202
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $114,275)		116,508
Collateralized Mortgage Obligations - 6.5%

U.S. Government Agency - 6.5%
Fannie Mae:
floater Series 1994-42 Class FK, 2.88% 4/25/24 (f)	1,769	1,823
planned amortization class:
Series 1988-21 Class G, 9.5% 8/25/18	40	46
Series 2003-28 Class KG, 5.5% 4/25/23	725	790
sequential payer Series 2007-113 Class DB, 4.5% 12/25/22	2,930	3,167
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2001-38 Class QF, 1.1926% 8/25/31 (f)	344	351
Series 2002-60 Class FV, 1.2126% 4/25/32 (f)	102	105
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
floater:
Series 2002-74 Class FV, 0.6626% 11/25/32 (f)	$ 2,912	$ 2,929
Series 2002-75 Class FA, 1.2126% 11/25/32 (f)	209	214
Series 2008-76 Class EF, 0.7126% 9/25/23 (f)	1,392	1,393
planned amortization class:
Series 2002-16 Class PG, 6% 4/25/17	535	577
Series 2002-9 Class PC, 6% 3/25/17	38	42
Series 2004-80 Class LD, 4% 1/25/19	980	1,020
Series 2004-81 Class KD, 4.5% 7/25/18	1,535	1,612
Series 2005-52 Class PB, 6.5% 12/25/34	455	491
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	149	161
Series 2002-57 Class BD, 5.5% 9/25/17	134	146
Series 2004-72 Class CB, 4% 9/25/19	5,000	5,270
Series 2010-139 Class NI, 4.5% 2/25/40 (g)	2,916	566
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2526 Class FC, 0.6188% 11/15/32 (f)	416	417
Series 2630 Class FL, 0.7188% 6/15/18 (f)	51	51
Series 3346 Class FA, 0.4488% 2/15/19 (f)	6,672	6,679
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	156	168
Series 2376 Class JE, 5.5% 11/15/16	148	159
Series 2381 Class OG, 5.5% 11/15/16	97	104
Series 2425 Class JH, 6% 3/15/17	183	199
Series 2628 Class OE, 4.5% 6/15/18	705	758
Series 2640 Class GE, 4.5% 7/15/18	3,690	3,967
Series 2695 Class DG, 4% 10/15/18	1,635	1,739
Series 2802 Class OB, 6% 5/15/34	1,355	1,512
Series 2810 Class PD, 6% 6/15/33	804	847
Series 2831 Class PB, 5% 7/15/19	1,975	2,142
Series 2866 Class XE, 4% 12/15/18	2,895	3,021
Series 3147 Class PF, 0.5188% 4/15/36 (f)	2,932	2,918
Series 3741 Class YU, 3.5% 11/15/22	3,140	3,211
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	1,307	1,435
Series 2570 Class CU, 4.5% 7/15/17	42	43
Series 2572 Class HK, 4% 2/15/17	28	28
Series 2668 Class AZ, 4% 9/15/18	2,044	2,134
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential payer:
Series 2729 Class GB, 5% 1/15/19	$ 717	$ 768
Series 2860 Class CP, 4% 10/15/17	12	12
Series 2998 Class LY, 5.5% 7/15/25	295	322
Series 3007 Class EW, 5.5% 7/15/25	1,125	1,231
Series 3013 Class VJ, 5% 1/15/14	919	963
Series 2715 Class NG, 4.5% 12/15/18	890	971
Ginnie Mae guaranteed REMIC pass-thru securities:
floater:
Series 2010-H17 Class FA, 0.543% 7/20/60 (f)(h)	3,397	3,363
Series 2010-H18 Class AF, 0.56% 9/1/60 (f)(h)	3,438	3,408
Series 2010-H19 Class FG, 0.513% 8/20/60 (f)(h)	4,430	4,372
Series 2011-H03 Class FA, 0.713% 1/20/61 (f)(h)	3,585	3,572
Series 2011-H05 Class FA, 0.713% 12/20/60 (f)(h)	1,902	1,895
Series 2011-H07 Class FA, 0.713% 2/20/61 (f)(h)	4,102	4,102
Series 2004-79 Class FA, 0.513% 1/20/31 (f)	855	856
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $76,158)		78,070
Foreign Government and Government Agency Obligations - 1.0%

Israeli State 5.5% 12/4/23 (Cost $12,124)	10,700	12,231
Cash Equivalents - 13.2%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at:
0.05%, dated 4/29/11 due 5/2/11 (Collateralized by U.S. Government Obligations) # (a)	102,300	102,300
0.06%, dated 4/29/11 due 5/2/11 (Collateralized by U.S. Government Obligations) #	56,054	56,054
TOTAL CASH EQUIVALENTS (Cost $158,354)		158,354
TOTAL INVESTMENT PORTFOLIO - 111.4% (Cost $1,323,990)		1,340,436
NET OTHER ASSETS (LIABILITIES) - (11.4)%		(136,897)
NET ASSETS - 100%		$ 1,203,539
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
77 CBOT 2 Year U.S. Treasury Notes Contracts	July 2011	$ 16,873	$ 95
The face value of futures purchased as a percentage of net assets is 1.4%
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,172,000 or 0.8% of net assets.

(d) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $98,604,000 or 8.2% of net assets.

(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $78,498.
(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(h) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

* Amount represents less than $1,000.

Quarterly Report

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$102,300,000 due 5/02/11 at 0.05%
J.P. Morgan Securities, Inc.	$ 102,300
$56,054,000 due 5/02/11 at 0.06%
BNP Paribas Securities Corp.	$ 3,140
Bank of America NA	14,326
Barclays Capital, Inc.	3,092
Citigroup Global Markets, Inc.	1,903
HSBC Securities (USA), Inc.	2,854
ING Financial Markets LLC	2,664
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
J.P. Morgan Securities, Inc.	$ 864
Merrill Lynch Government Securities, Inc.	190
Merrill Lynch, Pierce, Fenner & Smith, Inc.	4,376
Mizuho Securities USA, Inc.	8,563
RBC Capital Markets Corp.	476
RBS Securities, Inc.	1,903
Societe Generale	3,806
UBS Securities LLC	1,903
Wells Fargo Securities LLC	5,994
$ 56,054
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 975,273	$ -	$ 975,273	$ -
U.S. Government Agency - Mortgage Securities	116,508	-	116,508	-
Collateralized Mortgage Obligations	78,070	-	78,070	-
Foreign Government and Government Agency Obligations	12,231	-	12,231	-
Cash Equivalents	158,354	-	158,354	-
Total Investments in Securities:	$ 1,340,436	$ -	$ 1,340,436	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 95	$ 95	$ -	$ -
Income Tax Information

At April 30, 2011, the cost of investment securities for income tax purposes was $1,323,900,000. Net unrealized appreciation aggregated $16,536,000, of which $18,438,000 related to appreciated investment securities and $1,902,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For foreign government and government agency obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For collateralized mortgage obligations and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Ultra-Short Bond Fund

April 30, 2011

1.800362.107

ULB-QTLY-0611

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 36.3%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.3%
Auto Components - 0.9%
DaimlerChrysler NA Holding Corp. 5.75% 9/8/11	$ 2,500,000	$ 2,544,825
Media - 0.4%
AOL Time Warner, Inc. 6.875% 5/1/12	1,000,000	1,060,163
TOTAL CONSUMER DISCRETIONARY		3,604,988
CONSUMER STAPLES - 2.5%
Beverages - 1.8%
Anheuser-Busch InBev Worldwide, Inc. 1.0385% 3/26/13 (e)	2,000,000	2,018,144
Foster's Finance Corp. 6.875% 6/15/11 (b)	795,000	800,608
SABMiller PLC 6.2% 7/1/11 (b)	2,000,000	2,017,604
		4,836,356
Food Products - 0.7%
Kraft Foods, Inc. 5.625% 11/1/11	1,758,000	1,800,273
TOTAL CONSUMER STAPLES		6,636,629
ENERGY - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Enterprise Products Operating LP 7.625% 2/15/12	1,000,000	1,051,524
Shell International Finance BV 1.3% 9/22/11	1,000,000	1,004,255
Total Capital Canada Ltd. 0.6555% 1/17/14 (e)	2,000,000	2,009,802
		4,065,581
FINANCIALS - 25.0%
Capital Markets - 4.3%
Goldman Sachs Group, Inc. 1.3105% 2/7/14 (e)	2,000,000	2,005,426
HSBC Bank PLC 1.0755% 1/17/14 (b)(e)	2,000,000	2,011,332
JPMorgan Chase & Co. 1.0738% 1/24/14 (e)	4,000,000	4,016,376
State Street Corp. 0.6595% 3/7/14 (e)	2,000,000	2,002,882
UBS AG Stamford Branch 1.2728% 1/28/14 (e)	1,500,000	1,514,262
		11,550,278
Commercial Banks - 10.8%
ANZ Banking Group Ltd. 1.0295% 1/10/14 (b)(e)	1,000,000	1,003,229
Bank Montreal Mtn Bank Entry 0.7433% 4/29/14 (e)	2,000,000	2,004,726
Barclays Bank PLC 1.3228% 1/13/14 (e)	1,000,000	1,009,079
Commonwealth Bank of Australia 1.0395% 3/17/14 (b)(e)	1,500,000	1,506,009
Credit Agricole SA 0.6544% 2/2/12 (b)(e)	2,000,000	1,995,110
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Credit Suisse New York Branch 1.2408% 1/14/14 (e)	$ 1,000,000	$ 1,010,431
Danske Bank A/S 1.3308% 4/14/14 (b)(e)	500,000	500,008
Deutsche Bank 0.9255% 1/18/13 (e)	2,000,000	2,017,108
Fifth Third Bank 0.4235% 5/17/13 (e)	1,000,000	985,579
ING Bank NV 1.5955% 10/18/13 (b)(e)	2,000,000	2,015,514
Marshall & Ilsley Bank 6.375% 9/1/11	287,000	290,961
National Australia Bank Ltd. 0.7726% 1/8/13 (b)(e)	1,000,000	1,000,459
Rabobank Nederland NV 0.6194% 4/14/14 (e)	5,000,000	4,997,085
Royal Bank of Canada 0.5748% 4/17/14 (e)	3,000,000	3,001,476
Santander US Debt SA Unipersonal 1.107% 3/30/12 (b)(e)	800,000	797,134
Svenska Handelsbanken AB 1.3095% 9/14/12 (b)(e)	2,000,000	2,020,388
U.S. Bank NA 0.4938% 10/26/12 (e)	2,000,000	2,000,000
Westpac Banking Corp. 1.037% 3/31/14 (b)(e)	1,000,000	1,002,338
		29,156,634
Consumer Finance - 2.2%
American Honda Finance Corp. 0.6805% 11/7/12 (b)(e)	2,000,000	1,995,514
Capital One Financial Corp. 5.7% 9/15/11	1,000,000	1,018,168
General Electric Capital Corp. 1.1438% 1/7/14 (e)	3,000,000	3,023,130
		6,036,812
Diversified Financial Services - 5.4%
BB&T Corp. 0.9728% 4/28/14 (e)	2,000,000	2,002,350
BNP Paribas 1.1895% 1/10/14 (e)	1,000,000	1,005,340
BP Capital Markets PLC:
0.9095% 3/11/14 (e)	1,000,000	1,006,250
1.55% 8/11/11	1,350,000	1,354,155
Citigroup, Inc.:
1.164% 2/15/13 (e)	1,000,000	1,005,841
1.7328% 1/13/14 (e)	2,341,000	2,381,436
MassMutual Global Funding II 0.6608% 1/14/14 (b)(e)	394,000	394,110
Metlife Institutional Funding II 1.201% 4/4/14 (b)(e)	2,500,000	2,506,533
New York Life Global Fund 0.563% 4/4/14 (b)(e)	2,000,000	2,000,678
Volkswagen International Finance NV 0.757% 4/1/14 (b)(e)	1,000,000	1,003,505
		14,660,198
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - 1.5%
Berkshire Hathaway Finance Corp. 0.6195% 1/10/14 (e)	$ 2,000,000	$ 2,005,884
Prudential Financial, Inc. 5.1% 12/14/11	2,000,000	2,051,664
		4,057,548
Thrifts & Mortgage Finance - 0.8%
Bank of America Corp. 1.6928% 1/30/14 (e)	2,000,000	2,033,968
TOTAL FINANCIALS		67,495,438
HEALTH CARE - 1.8%
Pharmaceuticals - 1.8%
Merck & Co., Inc. 1.875% 6/30/11	2,000,000	2,005,324
Sanofi-Aventis 0.5075% 3/28/13 (e)	2,000,000	2,003,134
Teva Pharmaceutical Finance III BV 0.809% 3/21/14 (e)	1,000,000	1,005,756
		5,014,214
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.8%
BAE Systems Holdings, Inc. 6.4% 12/15/11 (b)	2,000,000	2,071,238
INFORMATION TECHNOLOGY - 0.4%
IT Services - 0.2%
The Western Union Co. 0.8895% 3/7/13 (e)	530,000	531,956
Office Electronics - 0.2%
Xerox Corp. 6.875% 8/15/11	500,000	508,525
TOTAL INFORMATION TECHNOLOGY		1,040,481
MATERIALS - 0.4%
Chemicals - 0.4%
Dow Chemical Co. 2.5615% 8/8/11 (e)	1,000,000	1,005,630
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.9%
SBC Communications, Inc. 5.875% 2/1/12	1,000,000	1,039,036
Telecom Italia Capital SA 6.2% 7/18/11	1,500,000	1,516,458
Verizon Communications, Inc. 0.9185% 3/28/14 (e)	2,500,000	2,524,575
		5,080,069
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - 0.7%
Multi-Utilities - 0.7%
Sempra Energy 1.069% 3/15/14 (e)	$ 2,000,000	$ 2,008,002
TOTAL NONCONVERTIBLE BONDS (Cost $97,695,545)		98,022,270
U.S. Government and Government Agency Obligations - 27.9%

U.S. Government Agency Obligations - 22.4%
Fannie Mae 1% 4/4/12	60,000,000	60,384,243
U.S. Treasury Obligations - 3.8%
U.S. Treasury Notes 1% 4/30/12 (d)	10,000,000	10,073,000
Other Government Related - 1.7%
Bank of America Corp. 0.5728% 4/30/12 (FDIC Guaranteed) (c)(e)	1,500,000	1,505,630
Citibank NA 1.5% 7/12/11 (FDIC Guaranteed) (c)	690,000	691,833
Citigroup Funding, Inc. 1.375% 5/5/11 (FDIC Guaranteed) (c)	470,000	470,016
Goldman Sachs Group, Inc. 0.562% 11/9/11 (FDIC Guaranteed) (c)(e)	2,000,000	2,003,436
TOTAL OTHER GOVERNMENT RELATED		4,670,915
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $75,034,164)		75,128,158
U.S. Government Agency - Mortgage Securities - 2.8%

Fannie Mae - 2.8%
2.486% 2/1/34 (e)	334,039	345,981
2.554% 12/1/34 (e)	624,038	656,961
2.556% 6/1/35 (e)	438,524	457,892
2.566% 6/1/35 (e)	1,123,917	1,180,973
2.594% 10/1/35 (e)	1,214,454	1,274,974
2.61% 7/1/35 (e)	889,546	934,666
2.615% 7/1/34 (e)	524,606	550,519
2.624% 11/1/34 (e)	586,319	611,854
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
2.686% 11/1/34 (e)	$ 624,880	$ 659,237
3.766% 10/1/39 (e)	899,122	947,444
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $7,430,477)		7,620,501
Asset-Backed Securities - 18.8%

ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M1, 0.9626% 3/25/34 (e)	4,682	4,635
Ally Auto Receivables Trust:
Series 2009-A Class A2, 1.32% 3/15/12 (b)	139,103	139,140
Series 2009-B Class A2, 1.21% 6/15/12 (b)	559,242	559,730
Series 2010-4 Class A2, 0.71% 2/15/13	1,000,000	1,000,176
Series 2011-1 Class A2, 0.81% 10/15/13	1,000,000	1,000,501
Ally Master Owner Trust:
Series 2010-1 Class A, 1.9688% 1/15/15 (b)(e)	700,000	713,534
Series 2011-1 Class A1, 1.0888% 1/15/16 (e)	500,000	502,314
AmeriCredit Automobile Receivables Trust:
Series 2007-AX Class A4, 0.2799% 10/6/13 (XL Capital Assurance, Inc. Insured) (e)	833,617	833,866
Series 2007-CM Class A4B, 0.3199% 4/7/14 (National Public Finance Guarantee Corp. Insured) (e)	491,276	491,640
Series 2010-3 Class A2, 0.77% 12/9/13	891,799	892,140
Series 2010-B Class A2, 1.18% 2/6/14 (Assured Guaranty Corp. Insured)	863,184	862,563
Series 2011-1 Class A2, 0.84% 6/9/14	1,000,000	1,000,386
Americredit Automobile Receivables Trust Series 2011-2 Class A2, 0.86% 9/8/14	1,000,000	1,000,021
Bank of America Auto Trust:
Series 2009-1A Class A3, 2.67% 7/15/13 (b)	568,831	573,668
Series 2010-2 Class A2, 0.91% 10/15/12	667,105	667,775
BMW Vehicle Lease Trust:
Series 2009-1 Class A3, 2.91% 3/15/12	297,325	298,422
Series 2010-1 Class A2, 0.58% 9/17/12	2,000,000	2,000,019
Series 2011-1 Class A2, 0.64% 4/22/13	1,000,000	1,000,382
Capital One Auto Finance Trust Series 2007-C Class A4, 5.23% 7/15/14 (FGIC Insured)	411,864	422,455
Capital One Multi-Asset Execution Trust Series 2009-A2 Class A2, 3.2% 4/15/14	1,500,000	1,505,470
Carmax Auto Owner Trust Series 2011-1 Class A2, 0.78% 11/15/13	1,000,000	1,000,810
Asset-Backed Securities - continued
	Principal Amount	Value
Chase Issuance Trust:
Series 2005-A2 Class A2, 0.2888% 12/15/14 (e)	$ 1,600,000	$ 1,598,754
Series 2005-A6 Class A6, 0.2888% 7/15/14 (e)	1,730,000	1,728,304
Series 2006-A4 Class A4, 0.2388% 10/15/13 (e)	1,000,000	999,614
Series 2007-A17 Class A, 5.12% 10/15/14	480,000	511,008
Series 2008-9 Class A, 4.26% 5/15/13	100,000	100,172
Series 2009-A2 Class A2, 1.7688% 4/15/14 (e)	2,500,000	2,533,524
Series 2009-A3 Class A3, 2.4% 6/17/13	780,000	782,008
Series 2011-A1 Class A1, 0.4335% 3/16/15 (e)	640,000	639,759
Chrysler Financial Auto Securitization Trust Series 2010-A Class A2, 0.78% 1/8/13	1,500,000	1,499,954
Citibank Credit Card Issuance Trust:
Series 2006-A4 Class A4, 5.45% 5/10/13	200,000	200,302
Series 2009-A1 Class A1, 1.9688% 3/17/14 (e)	4,350,000	4,410,788
Series 2009-A2 Class A2, 1.7688% 5/15/14 (e)	1,500,000	1,521,589
CitiFinancial Auto Issuance Trust Series 2009-1 Class A2, 1.83% 11/15/12 (b)	154,220	154,521
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5:
Class AB1, 0.7107% 5/28/35 (e)	80,751	63,749
Class AB3, 0.6614% 5/28/35 (e)	32,052	23,275
Ford Credit Auto Lease Trust:
Series 2010-A Class A2, 1.04% 3/15/13 (b)	239,297	239,461
Series 2010-B Class A2, 0.75% 10/15/12 (b)	2,000,000	2,001,127
Ford Credit Auto Owner Trust:
Series 2009-D Class A3, 2.17% 10/15/13	79,745	80,539
Series 2010-B Class A2, 0.65% 12/15/12	1,279,994	1,280,756
Ford Credit Floorplan Master Owner Trust:
Series 2006-4 Class A, 0.4688% 6/15/13 (e)	1,130,000	1,128,905
Series 2010-1 Class A, 1.8688% 12/15/14 (b)(e)	490,000	499,386
Series 2010-5 Class A1, 1.5% 9/15/15	240,000	240,227
Fremont Home Loan Trust Series 2005-A Class M4, 0.8926% 1/25/35 (e)	125,000	38,974
GE Capital Credit Card Master Note Trust Series 2009-3 Class A, 2.54% 9/15/14	1,000,000	1,007,407
GSAMP Trust Series 2007-HE1 Class M1, 0.4626% 3/25/47 (e)	335,000	20,205
Home Equity Asset Trust Series 2003-5 Class A2, 0.9126% 12/25/33 (e)	10,566	7,557
Hyundai Auto Receivables Trust:
Series 2009-A Class A3, 2.03% 8/15/13	122,955	123,977
Series 2011-A Class A2, 0.69% 11/15/13	1,000,000	1,001,198
Asset-Backed Securities - continued
	Principal Amount	Value
John Deere Owner Trust Series 2011-A Class A2, 0.64% 6/16/14	$ 2,000,000	$ 2,000,791
Mercedes-Benz Auto Lease Trust Series 2011-1A Class A2, 0.79% 4/15/13 (b)	1,000,000	1,001,001
Mercedes-Benz Auto Receivables Trust Series 2009-1 Class A3, 1.67% 1/15/14	174,777	176,258
Merrill Lynch Mortgage Investors Trust Series 2004-HE2 Class A1B, 0.6826% 8/25/35 (e)	20,366	17,557
Morgan Stanley ABS Capital I Trust Series 2004-HE6 Class A2, 0.5526% 8/25/34 (e)	65,756	53,766
Nissan Auto Lease Trust:
Series 2009-B Class A3, 2.07% 1/15/15	196,086	196,754
Series 2010-B Class A2, 0.9% 5/15/13	1,000,000	1,002,307
Nissan Auto Receivables Owner Trust Series 2011-A Class A2, 0.65% 12/16/13	1,000,000	1,002,293
Ocala Funding LLC Series 2006-1A Class A, 1.613% 3/20/11 (a)(b)(e)	965,000	0
Park Place Securities, Inc. Series 2004-WCW1 Class M4, 1.6626% 9/25/34 (e)	435,000	118,242
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0126% 4/25/33 (e)	1,451	1,257
Santander Drive Auto Receivables Trust:
Series 2010-3 Class A2, 0.93% 6/17/13	500,000	500,624
Series 2011-1, Class A2, 0.96% 2/18/14	300,000	299,981
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0726% 9/25/34 (e)	21,802	17,537
USAA Auto Owner Trust Series 2010-1 Class A3, 1.3% 6/16/14	894,508	899,399
Volkswagen Auto Lease Trust:
Series 2009-A Class A3, 3.41% 4/16/12	488,161	490,797
Series 2010-A Class A2, 0.77% 1/22/13	1,000,000	1,000,824
Wachovia Auto Owner Trust Series 2008-A Class A4B, 1.363% 3/20/14 (e)	1,000,000	1,007,059
TOTAL ASSET-BACKED SECURITIES (Cost $52,358,149)		50,693,134
Collateralized Mortgage Obligations - 7.6%

Private Sponsor - 1.7%
Arran Residential Mortgages Funding PLC floater Series 2011-1A Clasee A1C, 2.624% 11/19/47 (b)(e)	500,000	499,757
Fosse Master Issuer PLC floater Series 2007-1A Class A2, 0.3555% 10/18/54 (b)(e)	272,155	271,542
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Gracechurch Mortgage Financing PLC floater Series 2007-1A Class 3A1, 0.3925% 11/20/56 (b)(e)	$ 417,614	$ 413,239
Granite Mortgages Series 2003-2 Class 1A3, 0.774% 7/20/43 (e)	180,151	173,846
Granite Mortgages PLC floater Series 2004-1 Class 2A1, 0.629% 3/20/44 (e)	153,262	147,285
GSR Mortgage Loan Trust floater Series 2004-11 Class 2A1, 0.5426% 12/25/34 (e)	267,285	232,896
Holmes Master Issuer PLC floater Series 2007-2A Class 3A1, 0.358% 7/15/21 (e)	560,000	558,161
Permanent Master Issuer PLC floater Series 2007-1 Class 4A, 0.358% 10/15/33 (e)	660,000	655,700
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4615% 9/25/36 (e)	1,000,000	711,836
World Omni Auto Receivables Trust sequential payer Series 2011-A Class A2, 0.64% 11/15/13	1,000,000	1,000,586
TOTAL PRIVATE SPONSOR		4,664,848
U.S. Government Agency - 5.9%
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2008-76 Class EF, 0.7126% 9/25/23 (e)	83,931	83,980
Series 2010-86 Class FE, 0.6626% 8/25/25 (e)	743,237	744,878
sequential payer:
Series 2003-129 Class GF, 0.6126% 4/25/30 (e)	1,091,460	1,093,821
Series 2005-47 Class HA, 4.5% 7/25/19	1,471,086	1,530,949
Series 2011-16 Class FB, 0.3626% 3/25/31 (e)	3,084,733	3,079,058
Freddie Mac Multi-class participation certificates guaranteed:
floater Series 3346 Class FA, 0.4488% 2/15/19 (e)	4,991,775	4,996,812
sequential payer:
Series 2924 Class DA, 4.5% 2/15/19	1,228,760	1,279,265
Series 3560 Class LA, 2% 8/15/14	1,491,239	1,509,258
Series 3573 Class LC, 1.85% 8/15/14	1,585,688	1,604,537
TOTAL U.S. GOVERNMENT AGENCY		15,922,558
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $20,909,165)		20,587,406
Commercial Mortgage Securities - 1.9%
	Principal Amount	Value
Banc of America Commercial Mortgage, Inc. sequential payer Series 2007-1 Class A2, 5.381% 1/15/49	$ 1,483,019	$ 1,504,219
COMM pass-thru certificates floater:
Series 2005-F10A Class B, 0.4488% 4/15/17 (b)(e)	110,000	104,500
Series 2006-CN2A Class A2FL, 0.463% 2/5/19 (b)(e)	800,000	789,467
Credit Suisse Commercial Mortgage Trust Series 2007-C3 A2, 5.5248% 6/15/39 (e)	248,592	254,737
Greenwich Capital Commercial Funding Corp. sequential payer Series 2005-GG3 Class A2, 4.305% 8/10/42 (e)	1,227,639	1,228,705
GS Mortgage Securities Corp. II sequential payer Series 2005-GG4 Class A3, 4.607% 7/10/39	150,000	153,000
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A2, 5.479% 11/10/39	425,238	428,890
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer Series 2005-LDP5 Class A2, 5.198% 12/15/44	240,000	244,883
Morgan Stanley Capital I Trust floater:
Series 2006-XLF Class C, 1.419% 7/15/19 (b)(e)	247,826	123,913
Series 2007-XLFA Class B, 0.385% 10/15/20 (b)(e)	440,000	387,200
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $5,669,640)		5,219,514
Municipal Securities - 0.6%

Indiana Fin. Auth.'s Econ. Dev. Bonds (Republic Svcs., Inc. Proj.) Series A, 1.85%, tender 6/1/11 (e)(f)	200,000	200,010
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Electronic Co. Proj.):
Series 2003 A, 1.9%, tender 4/2/12 (e)	500,000	502,210
Series 2007 B, 1.9%, tender 6/1/12 (e)	500,000	501,590
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2008 A, 1.55%, tender 7/1/11 (e)	100,000	100,008
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 A, 1.7%, tender 7/1/11 (e)(f)	200,000	200,018
TOTAL MUNICIPAL SECURITIES (Cost $1,500,000)		1,503,836
Foreign Government and Government Agency Obligations - 0.8%
	Principal Amount	Value
Ontario Province 0.4625% 11/19/12 (e) (Cost $2,000,000)	$ 2,000,000	$ 2,001,534
Bank Notes - 0.7%

National City Bank, Cleveland 0.4105% 3/1/13 (e) (Cost $1,976,099)	2,000,000	1,994,646
Certificates of Deposit - 1.1%

Bank of Tokyo-Mitsubishi yankee 0.4% 8/8/11	2,000,000	2,000,391
Nordea Bank Finland PLC yankee 0.7905% 2/7/13 (e)	1,000,000	1,002,450
TOTAL CERTIFICATES OF DEPOSIT (Cost $3,001,302)		3,002,841
Cash Equivalents - 1.5%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.06%, dated 4/29/11 due 5/2/11 (Collateralized by U.S. Government Obligations) # (Cost $3,975,000)	$ 3,975,019	3,975,000
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $271,549,541)		269,748,840
NET OTHER ASSETS (LIABILITIES) - 0.0%		79,763
NET ASSETS - 100%		$ 269,828,603
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Eurodollar Contracts
10 Eurodollar 90 Day Index Contracts	June 2011	$ 9,992,625	$ 7,475
10 Eurodollar 90 Day Index Contracts	Sept. 2011	9,991,125	3,475
TOTAL EURODOLLAR CONTRACTS			$ 10,950

Legend
(a) Non-income producing - Security is in default.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $35,112,497 or 13.0% of net assets.

(c) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $4,670,915 or 1.7% of net assets.

(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $15,110.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$3,975,000 due 5/02/11 at 0.06%
BNP Paribas Securities Corp.	$ 222,646
Bank of America NA	1,016,006
Barclays Capital, Inc.	219,272
Citigroup Global Markets, Inc.	134,937
HSBC Securities (USA), Inc.	202,405
ING Financial Markets LLC	188,911
J.P. Morgan Securities, Inc.	61,261
Merrill Lynch Government Securities, Inc.	13,494
Merrill Lynch, Pierce, Fenner & Smith, Inc.	310,321
Mizuho Securities USA, Inc.	607,215
RBC Capital Markets Corp.	33,734
RBS Securities, Inc.	134,937
Societe Generale	269,873
UBS Securities LLC	134,937
Wells Fargo Securities LLC	425,051
$ 3,975,000
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 98,022,270	$ -	$ 98,022,270	$ -
U.S. Government and Government Agency Obligations	75,128,158	-	75,128,158	-
U.S. Government Agency - Mortgage Securities	7,620,501	-	7,620,501	-
Asset-Backed Securities	50,693,134	-	50,624,540	68,594
Collateralized Mortgage Obligations	20,587,406	-	20,587,406	-
Commercial Mortgage Securities	5,219,514	-	4,708,401	511,113
Municipal Securities	1,503,836	-	1,503,836	-
Foreign Government and Government Agency Obligations	2,001,534	-	2,001,534	-
Bank Notes	1,994,646	-	1,994,646	-
Certificates of Deposit	3,002,841	-	3,002,841	-
Cash Equivalents	3,975,000	-	3,975,000	-
Total Investments in Securities:	$ 269,748,840	$ -	$ 269,169,133	$ 579,707
Derivative Instruments:
Assets
Futures Contracts	$ 10,950	$ 10,950	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 583,242
Total Realized Gain (Loss)	(1,553,394)
Total Unrealized Gain (Loss)	1,982,497
Cost of Purchases	2,324
Proceeds of Sales	(786,299)
Amortization/Accretion	(16,277)
Transfers in to Level 3	367,614
Transfers out of Level 3	-
Ending Balance	$ 579,707
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2011	$ (147,070)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At April 30, 2011, the cost of investment securities for income tax purposes was $271,534,835. Net unrealized depreciation aggregated $1,785,995, of which $819,384 related to appreciated investment securities and $2,605,379 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, U.S. government and government agency obligations and certificates of deposit, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Ultra-Short Bond Fund
Class A
Class T
Institutional Class

April 30, 2011

Class A, Class T, and Institutional Class are classes of
Fidelity® Ultra-Short Bond Fund

1.816726.106

AUSB-QTLY-0611

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 36.3%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.3%
Auto Components - 0.9%
DaimlerChrysler NA Holding Corp. 5.75% 9/8/11	$ 2,500,000	$ 2,544,825
Media - 0.4%
AOL Time Warner, Inc. 6.875% 5/1/12	1,000,000	1,060,163
TOTAL CONSUMER DISCRETIONARY		3,604,988
CONSUMER STAPLES - 2.5%
Beverages - 1.8%
Anheuser-Busch InBev Worldwide, Inc. 1.0385% 3/26/13 (e)	2,000,000	2,018,144
Foster's Finance Corp. 6.875% 6/15/11 (b)	795,000	800,608
SABMiller PLC 6.2% 7/1/11 (b)	2,000,000	2,017,604
		4,836,356
Food Products - 0.7%
Kraft Foods, Inc. 5.625% 11/1/11	1,758,000	1,800,273
TOTAL CONSUMER STAPLES		6,636,629
ENERGY - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Enterprise Products Operating LP 7.625% 2/15/12	1,000,000	1,051,524
Shell International Finance BV 1.3% 9/22/11	1,000,000	1,004,255
Total Capital Canada Ltd. 0.6555% 1/17/14 (e)	2,000,000	2,009,802
		4,065,581
FINANCIALS - 25.0%
Capital Markets - 4.3%
Goldman Sachs Group, Inc. 1.3105% 2/7/14 (e)	2,000,000	2,005,426
HSBC Bank PLC 1.0755% 1/17/14 (b)(e)	2,000,000	2,011,332
JPMorgan Chase & Co. 1.0738% 1/24/14 (e)	4,000,000	4,016,376
State Street Corp. 0.6595% 3/7/14 (e)	2,000,000	2,002,882
UBS AG Stamford Branch 1.2728% 1/28/14 (e)	1,500,000	1,514,262
		11,550,278
Commercial Banks - 10.8%
ANZ Banking Group Ltd. 1.0295% 1/10/14 (b)(e)	1,000,000	1,003,229
Bank Montreal Mtn Bank Entry 0.7433% 4/29/14 (e)	2,000,000	2,004,726
Barclays Bank PLC 1.3228% 1/13/14 (e)	1,000,000	1,009,079
Commonwealth Bank of Australia 1.0395% 3/17/14 (b)(e)	1,500,000	1,506,009
Credit Agricole SA 0.6544% 2/2/12 (b)(e)	2,000,000	1,995,110
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Credit Suisse New York Branch 1.2408% 1/14/14 (e)	$ 1,000,000	$ 1,010,431
Danske Bank A/S 1.3308% 4/14/14 (b)(e)	500,000	500,008
Deutsche Bank 0.9255% 1/18/13 (e)	2,000,000	2,017,108
Fifth Third Bank 0.4235% 5/17/13 (e)	1,000,000	985,579
ING Bank NV 1.5955% 10/18/13 (b)(e)	2,000,000	2,015,514
Marshall & Ilsley Bank 6.375% 9/1/11	287,000	290,961
National Australia Bank Ltd. 0.7726% 1/8/13 (b)(e)	1,000,000	1,000,459
Rabobank Nederland NV 0.6194% 4/14/14 (e)	5,000,000	4,997,085
Royal Bank of Canada 0.5748% 4/17/14 (e)	3,000,000	3,001,476
Santander US Debt SA Unipersonal 1.107% 3/30/12 (b)(e)	800,000	797,134
Svenska Handelsbanken AB 1.3095% 9/14/12 (b)(e)	2,000,000	2,020,388
U.S. Bank NA 0.4938% 10/26/12 (e)	2,000,000	2,000,000
Westpac Banking Corp. 1.037% 3/31/14 (b)(e)	1,000,000	1,002,338
		29,156,634
Consumer Finance - 2.2%
American Honda Finance Corp. 0.6805% 11/7/12 (b)(e)	2,000,000	1,995,514
Capital One Financial Corp. 5.7% 9/15/11	1,000,000	1,018,168
General Electric Capital Corp. 1.1438% 1/7/14 (e)	3,000,000	3,023,130
		6,036,812
Diversified Financial Services - 5.4%
BB&T Corp. 0.9728% 4/28/14 (e)	2,000,000	2,002,350
BNP Paribas 1.1895% 1/10/14 (e)	1,000,000	1,005,340
BP Capital Markets PLC:
0.9095% 3/11/14 (e)	1,000,000	1,006,250
1.55% 8/11/11	1,350,000	1,354,155
Citigroup, Inc.:
1.164% 2/15/13 (e)	1,000,000	1,005,841
1.7328% 1/13/14 (e)	2,341,000	2,381,436
MassMutual Global Funding II 0.6608% 1/14/14 (b)(e)	394,000	394,110
Metlife Institutional Funding II 1.201% 4/4/14 (b)(e)	2,500,000	2,506,533
New York Life Global Fund 0.563% 4/4/14 (b)(e)	2,000,000	2,000,678
Volkswagen International Finance NV 0.757% 4/1/14 (b)(e)	1,000,000	1,003,505
		14,660,198
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - 1.5%
Berkshire Hathaway Finance Corp. 0.6195% 1/10/14 (e)	$ 2,000,000	$ 2,005,884
Prudential Financial, Inc. 5.1% 12/14/11	2,000,000	2,051,664
		4,057,548
Thrifts & Mortgage Finance - 0.8%
Bank of America Corp. 1.6928% 1/30/14 (e)	2,000,000	2,033,968
TOTAL FINANCIALS		67,495,438
HEALTH CARE - 1.8%
Pharmaceuticals - 1.8%
Merck & Co., Inc. 1.875% 6/30/11	2,000,000	2,005,324
Sanofi-Aventis 0.5075% 3/28/13 (e)	2,000,000	2,003,134
Teva Pharmaceutical Finance III BV 0.809% 3/21/14 (e)	1,000,000	1,005,756
		5,014,214
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.8%
BAE Systems Holdings, Inc. 6.4% 12/15/11 (b)	2,000,000	2,071,238
INFORMATION TECHNOLOGY - 0.4%
IT Services - 0.2%
The Western Union Co. 0.8895% 3/7/13 (e)	530,000	531,956
Office Electronics - 0.2%
Xerox Corp. 6.875% 8/15/11	500,000	508,525
TOTAL INFORMATION TECHNOLOGY		1,040,481
MATERIALS - 0.4%
Chemicals - 0.4%
Dow Chemical Co. 2.5615% 8/8/11 (e)	1,000,000	1,005,630
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.9%
SBC Communications, Inc. 5.875% 2/1/12	1,000,000	1,039,036
Telecom Italia Capital SA 6.2% 7/18/11	1,500,000	1,516,458
Verizon Communications, Inc. 0.9185% 3/28/14 (e)	2,500,000	2,524,575
		5,080,069
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - 0.7%
Multi-Utilities - 0.7%
Sempra Energy 1.069% 3/15/14 (e)	$ 2,000,000	$ 2,008,002
TOTAL NONCONVERTIBLE BONDS (Cost $97,695,545)		98,022,270
U.S. Government and Government Agency Obligations - 27.9%

U.S. Government Agency Obligations - 22.4%
Fannie Mae 1% 4/4/12	60,000,000	60,384,243
U.S. Treasury Obligations - 3.8%
U.S. Treasury Notes 1% 4/30/12 (d)	10,000,000	10,073,000
Other Government Related - 1.7%
Bank of America Corp. 0.5728% 4/30/12 (FDIC Guaranteed) (c)(e)	1,500,000	1,505,630
Citibank NA 1.5% 7/12/11 (FDIC Guaranteed) (c)	690,000	691,833
Citigroup Funding, Inc. 1.375% 5/5/11 (FDIC Guaranteed) (c)	470,000	470,016
Goldman Sachs Group, Inc. 0.562% 11/9/11 (FDIC Guaranteed) (c)(e)	2,000,000	2,003,436
TOTAL OTHER GOVERNMENT RELATED		4,670,915
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $75,034,164)		75,128,158
U.S. Government Agency - Mortgage Securities - 2.8%

Fannie Mae - 2.8%
2.486% 2/1/34 (e)	334,039	345,981
2.554% 12/1/34 (e)	624,038	656,961
2.556% 6/1/35 (e)	438,524	457,892
2.566% 6/1/35 (e)	1,123,917	1,180,973
2.594% 10/1/35 (e)	1,214,454	1,274,974
2.61% 7/1/35 (e)	889,546	934,666
2.615% 7/1/34 (e)	524,606	550,519
2.624% 11/1/34 (e)	586,319	611,854
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
2.686% 11/1/34 (e)	$ 624,880	$ 659,237
3.766% 10/1/39 (e)	899,122	947,444
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $7,430,477)		7,620,501
Asset-Backed Securities - 18.8%

ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M1, 0.9626% 3/25/34 (e)	4,682	4,635
Ally Auto Receivables Trust:
Series 2009-A Class A2, 1.32% 3/15/12 (b)	139,103	139,140
Series 2009-B Class A2, 1.21% 6/15/12 (b)	559,242	559,730
Series 2010-4 Class A2, 0.71% 2/15/13	1,000,000	1,000,176
Series 2011-1 Class A2, 0.81% 10/15/13	1,000,000	1,000,501
Ally Master Owner Trust:
Series 2010-1 Class A, 1.9688% 1/15/15 (b)(e)	700,000	713,534
Series 2011-1 Class A1, 1.0888% 1/15/16 (e)	500,000	502,314
AmeriCredit Automobile Receivables Trust:
Series 2007-AX Class A4, 0.2799% 10/6/13 (XL Capital Assurance, Inc. Insured) (e)	833,617	833,866
Series 2007-CM Class A4B, 0.3199% 4/7/14 (National Public Finance Guarantee Corp. Insured) (e)	491,276	491,640
Series 2010-3 Class A2, 0.77% 12/9/13	891,799	892,140
Series 2010-B Class A2, 1.18% 2/6/14 (Assured Guaranty Corp. Insured)	863,184	862,563
Series 2011-1 Class A2, 0.84% 6/9/14	1,000,000	1,000,386
Americredit Automobile Receivables Trust Series 2011-2 Class A2, 0.86% 9/8/14	1,000,000	1,000,021
Bank of America Auto Trust:
Series 2009-1A Class A3, 2.67% 7/15/13 (b)	568,831	573,668
Series 2010-2 Class A2, 0.91% 10/15/12	667,105	667,775
BMW Vehicle Lease Trust:
Series 2009-1 Class A3, 2.91% 3/15/12	297,325	298,422
Series 2010-1 Class A2, 0.58% 9/17/12	2,000,000	2,000,019
Series 2011-1 Class A2, 0.64% 4/22/13	1,000,000	1,000,382
Capital One Auto Finance Trust Series 2007-C Class A4, 5.23% 7/15/14 (FGIC Insured)	411,864	422,455
Capital One Multi-Asset Execution Trust Series 2009-A2 Class A2, 3.2% 4/15/14	1,500,000	1,505,470
Carmax Auto Owner Trust Series 2011-1 Class A2, 0.78% 11/15/13	1,000,000	1,000,810
Asset-Backed Securities - continued
	Principal Amount	Value
Chase Issuance Trust:
Series 2005-A2 Class A2, 0.2888% 12/15/14 (e)	$ 1,600,000	$ 1,598,754
Series 2005-A6 Class A6, 0.2888% 7/15/14 (e)	1,730,000	1,728,304
Series 2006-A4 Class A4, 0.2388% 10/15/13 (e)	1,000,000	999,614
Series 2007-A17 Class A, 5.12% 10/15/14	480,000	511,008
Series 2008-9 Class A, 4.26% 5/15/13	100,000	100,172
Series 2009-A2 Class A2, 1.7688% 4/15/14 (e)	2,500,000	2,533,524
Series 2009-A3 Class A3, 2.4% 6/17/13	780,000	782,008
Series 2011-A1 Class A1, 0.4335% 3/16/15 (e)	640,000	639,759
Chrysler Financial Auto Securitization Trust Series 2010-A Class A2, 0.78% 1/8/13	1,500,000	1,499,954
Citibank Credit Card Issuance Trust:
Series 2006-A4 Class A4, 5.45% 5/10/13	200,000	200,302
Series 2009-A1 Class A1, 1.9688% 3/17/14 (e)	4,350,000	4,410,788
Series 2009-A2 Class A2, 1.7688% 5/15/14 (e)	1,500,000	1,521,589
CitiFinancial Auto Issuance Trust Series 2009-1 Class A2, 1.83% 11/15/12 (b)	154,220	154,521
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5:
Class AB1, 0.7107% 5/28/35 (e)	80,751	63,749
Class AB3, 0.6614% 5/28/35 (e)	32,052	23,275
Ford Credit Auto Lease Trust:
Series 2010-A Class A2, 1.04% 3/15/13 (b)	239,297	239,461
Series 2010-B Class A2, 0.75% 10/15/12 (b)	2,000,000	2,001,127
Ford Credit Auto Owner Trust:
Series 2009-D Class A3, 2.17% 10/15/13	79,745	80,539
Series 2010-B Class A2, 0.65% 12/15/12	1,279,994	1,280,756
Ford Credit Floorplan Master Owner Trust:
Series 2006-4 Class A, 0.4688% 6/15/13 (e)	1,130,000	1,128,905
Series 2010-1 Class A, 1.8688% 12/15/14 (b)(e)	490,000	499,386
Series 2010-5 Class A1, 1.5% 9/15/15	240,000	240,227
Fremont Home Loan Trust Series 2005-A Class M4, 0.8926% 1/25/35 (e)	125,000	38,974
GE Capital Credit Card Master Note Trust Series 2009-3 Class A, 2.54% 9/15/14	1,000,000	1,007,407
GSAMP Trust Series 2007-HE1 Class M1, 0.4626% 3/25/47 (e)	335,000	20,205
Home Equity Asset Trust Series 2003-5 Class A2, 0.9126% 12/25/33 (e)	10,566	7,557
Hyundai Auto Receivables Trust:
Series 2009-A Class A3, 2.03% 8/15/13	122,955	123,977
Series 2011-A Class A2, 0.69% 11/15/13	1,000,000	1,001,198
Asset-Backed Securities - continued
	Principal Amount	Value
John Deere Owner Trust Series 2011-A Class A2, 0.64% 6/16/14	$ 2,000,000	$ 2,000,791
Mercedes-Benz Auto Lease Trust Series 2011-1A Class A2, 0.79% 4/15/13 (b)	1,000,000	1,001,001
Mercedes-Benz Auto Receivables Trust Series 2009-1 Class A3, 1.67% 1/15/14	174,777	176,258
Merrill Lynch Mortgage Investors Trust Series 2004-HE2 Class A1B, 0.6826% 8/25/35 (e)	20,366	17,557
Morgan Stanley ABS Capital I Trust Series 2004-HE6 Class A2, 0.5526% 8/25/34 (e)	65,756	53,766
Nissan Auto Lease Trust:
Series 2009-B Class A3, 2.07% 1/15/15	196,086	196,754
Series 2010-B Class A2, 0.9% 5/15/13	1,000,000	1,002,307
Nissan Auto Receivables Owner Trust Series 2011-A Class A2, 0.65% 12/16/13	1,000,000	1,002,293
Ocala Funding LLC Series 2006-1A Class A, 1.613% 3/20/11 (a)(b)(e)	965,000	0
Park Place Securities, Inc. Series 2004-WCW1 Class M4, 1.6626% 9/25/34 (e)	435,000	118,242
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0126% 4/25/33 (e)	1,451	1,257
Santander Drive Auto Receivables Trust:
Series 2010-3 Class A2, 0.93% 6/17/13	500,000	500,624
Series 2011-1, Class A2, 0.96% 2/18/14	300,000	299,981
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0726% 9/25/34 (e)	21,802	17,537
USAA Auto Owner Trust Series 2010-1 Class A3, 1.3% 6/16/14	894,508	899,399
Volkswagen Auto Lease Trust:
Series 2009-A Class A3, 3.41% 4/16/12	488,161	490,797
Series 2010-A Class A2, 0.77% 1/22/13	1,000,000	1,000,824
Wachovia Auto Owner Trust Series 2008-A Class A4B, 1.363% 3/20/14 (e)	1,000,000	1,007,059
TOTAL ASSET-BACKED SECURITIES (Cost $52,358,149)		50,693,134
Collateralized Mortgage Obligations - 7.6%

Private Sponsor - 1.7%
Arran Residential Mortgages Funding PLC floater Series 2011-1A Clasee A1C, 2.624% 11/19/47 (b)(e)	500,000	499,757
Fosse Master Issuer PLC floater Series 2007-1A Class A2, 0.3555% 10/18/54 (b)(e)	272,155	271,542
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Gracechurch Mortgage Financing PLC floater Series 2007-1A Class 3A1, 0.3925% 11/20/56 (b)(e)	$ 417,614	$ 413,239
Granite Mortgages Series 2003-2 Class 1A3, 0.774% 7/20/43 (e)	180,151	173,846
Granite Mortgages PLC floater Series 2004-1 Class 2A1, 0.629% 3/20/44 (e)	153,262	147,285
GSR Mortgage Loan Trust floater Series 2004-11 Class 2A1, 0.5426% 12/25/34 (e)	267,285	232,896
Holmes Master Issuer PLC floater Series 2007-2A Class 3A1, 0.358% 7/15/21 (e)	560,000	558,161
Permanent Master Issuer PLC floater Series 2007-1 Class 4A, 0.358% 10/15/33 (e)	660,000	655,700
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4615% 9/25/36 (e)	1,000,000	711,836
World Omni Auto Receivables Trust sequential payer Series 2011-A Class A2, 0.64% 11/15/13	1,000,000	1,000,586
TOTAL PRIVATE SPONSOR		4,664,848
U.S. Government Agency - 5.9%
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2008-76 Class EF, 0.7126% 9/25/23 (e)	83,931	83,980
Series 2010-86 Class FE, 0.6626% 8/25/25 (e)	743,237	744,878
sequential payer:
Series 2003-129 Class GF, 0.6126% 4/25/30 (e)	1,091,460	1,093,821
Series 2005-47 Class HA, 4.5% 7/25/19	1,471,086	1,530,949
Series 2011-16 Class FB, 0.3626% 3/25/31 (e)	3,084,733	3,079,058
Freddie Mac Multi-class participation certificates guaranteed:
floater Series 3346 Class FA, 0.4488% 2/15/19 (e)	4,991,775	4,996,812
sequential payer:
Series 2924 Class DA, 4.5% 2/15/19	1,228,760	1,279,265
Series 3560 Class LA, 2% 8/15/14	1,491,239	1,509,258
Series 3573 Class LC, 1.85% 8/15/14	1,585,688	1,604,537
TOTAL U.S. GOVERNMENT AGENCY		15,922,558
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $20,909,165)		20,587,406
Commercial Mortgage Securities - 1.9%
	Principal Amount	Value
Banc of America Commercial Mortgage, Inc. sequential payer Series 2007-1 Class A2, 5.381% 1/15/49	$ 1,483,019	$ 1,504,219
COMM pass-thru certificates floater:
Series 2005-F10A Class B, 0.4488% 4/15/17 (b)(e)	110,000	104,500
Series 2006-CN2A Class A2FL, 0.463% 2/5/19 (b)(e)	800,000	789,467
Credit Suisse Commercial Mortgage Trust Series 2007-C3 A2, 5.5248% 6/15/39 (e)	248,592	254,737
Greenwich Capital Commercial Funding Corp. sequential payer Series 2005-GG3 Class A2, 4.305% 8/10/42 (e)	1,227,639	1,228,705
GS Mortgage Securities Corp. II sequential payer Series 2005-GG4 Class A3, 4.607% 7/10/39	150,000	153,000
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A2, 5.479% 11/10/39	425,238	428,890
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer Series 2005-LDP5 Class A2, 5.198% 12/15/44	240,000	244,883
Morgan Stanley Capital I Trust floater:
Series 2006-XLF Class C, 1.419% 7/15/19 (b)(e)	247,826	123,913
Series 2007-XLFA Class B, 0.385% 10/15/20 (b)(e)	440,000	387,200
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $5,669,640)		5,219,514
Municipal Securities - 0.6%

Indiana Fin. Auth.'s Econ. Dev. Bonds (Republic Svcs., Inc. Proj.) Series A, 1.85%, tender 6/1/11 (e)(f)	200,000	200,010
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Electronic Co. Proj.):
Series 2003 A, 1.9%, tender 4/2/12 (e)	500,000	502,210
Series 2007 B, 1.9%, tender 6/1/12 (e)	500,000	501,590
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2008 A, 1.55%, tender 7/1/11 (e)	100,000	100,008
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 A, 1.7%, tender 7/1/11 (e)(f)	200,000	200,018
TOTAL MUNICIPAL SECURITIES (Cost $1,500,000)		1,503,836
Foreign Government and Government Agency Obligations - 0.8%
	Principal Amount	Value
Ontario Province 0.4625% 11/19/12 (e) (Cost $2,000,000)	$ 2,000,000	$ 2,001,534
Bank Notes - 0.7%

National City Bank, Cleveland 0.4105% 3/1/13 (e) (Cost $1,976,099)	2,000,000	1,994,646
Certificates of Deposit - 1.1%

Bank of Tokyo-Mitsubishi yankee 0.4% 8/8/11	2,000,000	2,000,391
Nordea Bank Finland PLC yankee 0.7905% 2/7/13 (e)	1,000,000	1,002,450
TOTAL CERTIFICATES OF DEPOSIT (Cost $3,001,302)		3,002,841
Cash Equivalents - 1.5%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.06%, dated 4/29/11 due 5/2/11 (Collateralized by U.S. Government Obligations) # (Cost $3,975,000)	$ 3,975,019	3,975,000
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $271,549,541)		269,748,840
NET OTHER ASSETS (LIABILITIES) - 0.0%		79,763
NET ASSETS - 100%		$ 269,828,603
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Eurodollar Contracts
10 Eurodollar 90 Day Index Contracts	June 2011	$ 9,992,625	$ 7,475
10 Eurodollar 90 Day Index Contracts	Sept. 2011	9,991,125	3,475
TOTAL EURODOLLAR CONTRACTS			$ 10,950

Legend
(a) Non-income producing - Security is in default.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $35,112,497 or 13.0% of net assets.

(c) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $4,670,915 or 1.7% of net assets.

(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $15,110.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$3,975,000 due 5/02/11 at 0.06%
BNP Paribas Securities Corp.	$ 222,646
Bank of America NA	1,016,006
Barclays Capital, Inc.	219,272
Citigroup Global Markets, Inc.	134,937
HSBC Securities (USA), Inc.	202,405
ING Financial Markets LLC	188,911
J.P. Morgan Securities, Inc.	61,261
Merrill Lynch Government Securities, Inc.	13,494
Merrill Lynch, Pierce, Fenner & Smith, Inc.	310,321
Mizuho Securities USA, Inc.	607,215
RBC Capital Markets Corp.	33,734
RBS Securities, Inc.	134,937
Societe Generale	269,873
UBS Securities LLC	134,937
Wells Fargo Securities LLC	425,051
$ 3,975,000
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 98,022,270	$ -	$ 98,022,270	$ -
U.S. Government and Government Agency Obligations	75,128,158	-	75,128,158	-
U.S. Government Agency - Mortgage Securities	7,620,501	-	7,620,501	-
Asset-Backed Securities	50,693,134	-	50,624,540	68,594
Collateralized Mortgage Obligations	20,587,406	-	20,587,406	-
Commercial Mortgage Securities	5,219,514	-	4,708,401	511,113
Municipal Securities	1,503,836	-	1,503,836	-
Foreign Government and Government Agency Obligations	2,001,534	-	2,001,534	-
Bank Notes	1,994,646	-	1,994,646	-
Certificates of Deposit	3,002,841	-	3,002,841	-
Cash Equivalents	3,975,000	-	3,975,000	-
Total Investments in Securities:	$ 269,748,840	$ -	$ 269,169,133	$ 579,707
Derivative Instruments:
Assets
Futures Contracts	$ 10,950	$ 10,950	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 583,242
Total Realized Gain (Loss)	(1,553,394)
Total Unrealized Gain (Loss)	1,982,497
Cost of Purchases	2,324
Proceeds of Sales	(786,299)
Amortization/Accretion	(16,277)
Transfers in to Level 3	367,614
Transfers out of Level 3	-
Ending Balance	$ 579,707
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2011	$ (147,070)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At April 30, 2011, the cost of investment securities for income tax purposes was $271,534,835. Net unrealized depreciation aggregated $1,785,995, of which $819,384 related to appreciated investment securities and $2,605,379 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, U.S. government and government agency obligations and certificates of deposit, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Income Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	June 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	June 29, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 29, 2011